Registration No. 33-31755

811-05880

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 31

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT No. 32

THE GUARDIAN SEPARATE ACCOUNT D

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square,

New York, New York 10004

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (212) 598-8359

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on March 19, 2019.

May 1, 2019	Securities Act of 1933 File No. 33-31755

THE GUARDIAN INVESTOR® INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS

THIS PROSPECTUS describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account D (the Separate Account). The contracts are annuity contracts and are long-term investment vehicles designed for retirement purposes. It will also pay a death benefit if the owner or Annuitant dies before Annuity Payments begin.

The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to 20 Variable Investment Options or 19 Variable Investment Options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds are available from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at www.GuardianLife.com. Please read the prospectus before investing.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
–	Invesco V.I. American Franchise Fund
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. Managed Volatility Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Growth and Income Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Global Thematic Growth Portfolio
–	AB VPS Growth and Income Portfolio
–	AB VPS Large Cap Growth Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Product Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Templeton Growth VIP Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Henderson Series (Institutional Shares)
–	Janus Henderson Forty Portfolio
–	Janus Henderson Research Portfolio
–	Janus Henderson Enterprise Portfolio
–	Janus Henderson Global Research Portfolio
•	MFS® Variable Insurance Trust (Initial Class)
–	MFS® Growth Series
–	MFS® Investors Trust Series
–	MFS® New Discovery Series
–	MFS® Research Series
–	MFS® Total Return Series
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Victory Variable Insurance Funds
–	Victory High Yield VIP Series
–	Victory INCORE Investment Quality Bond VIP Series
–	Victory INCORE Low Duration Bond VIP Series
–	Victory RS International VIP Series
–	Victory RS Large Cap Alpha VIP Series
–	Victory RS Small Cap Growth Equity VIP Series
–	Victory S&P 500 Index VIP Series
–	Victory SOPHUS Emerging Markets VIP Series

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is also dated May 1, 2019, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representations to the contrary is a criminal offense.

The contracts are not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such an offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you or someone else you have named will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the Annuity Payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

THE ACCUMULATION PERIOD

During the Accumulation Period, these contracts allow you to allocate your Net Premium payments and Accumulation Value to as many as twenty Variable Investment Options, or nineteen Variable Investment Options and a fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the Accumulation Period, or the total amount of Annuity Payments made under the contracts, will equal or exceed the Net Premium payments allocated to the Variable Investment Options. When you allocate your Net Premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 37 investment divisions, corresponding to 37 Variable Investment Options, each of which invests in a mutual Fund. Your Net Premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under these contracts must begin no later than the Annuitant’s 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Annuity payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. They’re described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Death benefits

If you, or another person named as the Annuitant, should die before Annuity Payments begin, then we pay a death benefit to the Beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

SUMMARY	PROSPECTUS	1

Surrenders and partial withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. During the annuity period, under payout option V-4, F-4 or F-5, all or a portion of the present value of the remaining payments may be withdrawn. Please see The Accumulation Period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.38% to 1.33% in 2018, but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.15% annually of the net asset value of your Variable Investment Options.

•	Administrative expenses

$35 annually will be deducted from the Accumulation Value of your contract.

The following are expenses that you may incur as a Contract Owner:

•	Contingent deferred sales charges

A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is up to 0.30% of the net asset value of your Variable Investment Options, depending on the rider chosen.

•	Annuity taxes

A tax on premiums or Annuity Payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose payout options V-4, F-4 or F-5 and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax-deferral for purchasing the contract to Fund a tax-qualified arrangement. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contract, see Distribution of the contract.

Please see Appendix A: Summary financial information about the Separate Account for more information about Separate Account D and Accumulation Unit values.

Please see Special terms used in this prospectus for definitions of key terms.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	6% of total premiums paid declining annually[1]
Transfer Fee:	Maximum: $25 Current: $0

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on state requirements.

1 For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the Accumulation Value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. Per contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

•	6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or
•	6% of the total amount being withdrawn.

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the Accumulation Value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges on certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

	For Contract without enhanced death benefit	For Contract with 7 Year enhanced death benefit	For Contract with Contract Anniversary enhanced death benefit
Mortality & Expense Risk Charge	1.15%	1.15%	1.15%
Account Fees and Expenses	0%	0%	0%
Enhanced Death Benefit Charge	0%	.30%	.25%

Total Separate Account Annual Expenses	1.15%	1.45%	1.40%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.38%	1.33%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are for the fiscal year ending December 31, 2018. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) 1.33% maximum and (b) 0.38% minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$876	$1,470	$1,980	$3,509
$782	$1,185	$1,490	$2,528

Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$327	$996	$1,686	$3,509
$227	$697	$1,190	$2,528

Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$846	$1,381	$1,831	$3,210
$752	$1,094	$1,329	$2,198

Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$295	$902	$1,532	$3,210
$196	$602	$1,029	$2,198

A table of Accumulation Unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $13.3 billion as of December 31, 2018. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 2018, Guardian Life had total admitted assets (Statutory basis) in excess of $58.4 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the Accumulation Period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your Net Premium payments are invested.

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your Net Premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge a tax, including a possible penalty tax, on your old contract and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

8	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent Net Premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day in Good Order.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use your Net Premium payments to purchase accumulation units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds also includes the daily portion of Separate Account applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty Variable Investment Options, or nineteen Variable Investment Options and the fixed-rate option at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the Variable Investment

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options.

ACCUMULATION PERIOD	PROSPECTUS	9

Options. The Separate Account has 37 investment divisions, corresponding to the 37 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.

The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the Contract Owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act

•	operating the Separate Account as a management investment company, or in another permissible form

•	combining two or more Separate Accounts or investment divisions

•	transferring assets to another Separate Account

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers)

•	adding to or suspending your ability to take allocations or transfers into any variable investment option.

10	PROSPECTUS	ACCUMULATION PERIOD

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of twenty of the 37 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same Funds as those publicly available Funds. As a result, the investment returns of the Funds may be higher or lower than these similar Funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

All of the Funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the Fund prospectuses for more information about possible conflicts of interest.

Each of the investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. The compensation ranges from 0.10% to 0.30% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include Funds from Invesco, AllianceBernstein, Fidelity, Franklin Templeton and Value Line. Currently, the amount of 12b-1 fees ranges from 0.10% to 0.40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, the Funds. We may profit from these payments.

ACCUMULATION PERIOD	PROSPECTUS	11

Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020

12	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Contrafund® Portfolio (Service Class)	The fund seeks long-term capital appreciation.	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Equity-Income Portfolio (Service Class)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments. Potentially using covered call options as tools in managing the fund’s assets.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Growth Opportunities Portfolio (Service Class)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Mid Cap Portfolio (Service Class)	The fund seeks long-term growth of capital.	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Templeton Growth VIP (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited Box N-7759 Lyford Cay Nassau, Bahamas
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. American Franchise Fund (Series I)	Seeks capital growth.	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Growth and Income Fund (Series II)	Seek long term growth of capital and income.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Managed Volatility Fund (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Janus Henderson Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. In addition, the Portfolio’s investments may include securities of real-estate related companies, including real estate investment trusts.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Henderson Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options and swaps. The Portfolio may use derivatives to manage the Portfolio’s equity exposure, to offset risks associated with an investment or market conditions, and to gain access to markets where direct investment may be restricted or unavailable. The Portfolio may also hold derivatives, such as warrants, in connection with corporate actions. The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Global Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Growth Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the fund’s assets in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size. MFS may invest the fund’s assets in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Primarily invests in companies with large capitalizations, but may invest in companies of any size. In conjunction with a team of investment research analysts, sector leaders select investments for the fund. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Total Return Series (Initial Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows. Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS normally invests a portion of the fund’s assets in income-producing equity securities. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations. Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments. MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Victory Sophus Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization – which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036

Some of these Funds may not be available in your state.

ACCUMULATION PERIOD	PROSPECTUS	21

Fixed-rate option

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3.5%.

Selection of Funds

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as Victory High Yield VIP Series, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the Fund’s advisor or an affiliate distribute provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including the Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your Net Premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your Net

22	PROSPECTUS	ACCUMULATION PERIOD

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the Variable Investment Options. However, there may be premium tax charges.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office or Customer Service Contact Center. Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next Contract Anniversary date.

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary date.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.

TRANSFERS

You generally can transfer money among Variable Investment Options or change your future allocations to options both before and after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

ACCUMULATION PERIOD	PROSPECTUS	23

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC (PAS), nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the Contract Anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3 % of the amount in the fixed-rate option on the applicable Contract Anniversary date or

–	$2,500.

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit value. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date Annuity Payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Funds, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

24	PROSPECTUS	ACCUMULATION PERIOD

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds

ACCUMULATION PERIOD	PROSPECTUS	25

You should be aware that, upon request by a Fund or its agent, we are required to provide them with information about you and your trading activities in and out of the Fund(s). In addition, a Fund may require us to restrict or prohibit your purchases and exchanges of Fund shares if the Fund identifies you as having violated the frequent trading policies of that Fund.

may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of

26	PROSPECTUS	ACCUMULATION PERIOD

multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the Accumulation Period and while the Annuitant and all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date Annuity Payments begin. See The annuity period.

Your request for surrenders and partial withdrawals must be received in Good Order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

ACCUMULATION PERIOD	PROSPECTUS	27

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in Good Order at our Customer Service Office. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the Contract Owner’s interest in the contract cannot be assigned, unless the Contract Owner is not the Annuitant or the Annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or writing our Customer Service Office.

required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

•	10% of your contract’s Accumulation Value, or if greater,

•	10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

•	10% of your contract’s Accumulation Value, or if greater,

•	10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

•	Section 1035 exchanges

•	IRA transfers

•	rollovers from annuity contracts.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

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Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in Good Order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

MANAGING YOUR ANNUITY – DOLLAR COST AVERAGING

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We’ll give you written notice if we do so. Transfers under this program do not count against any free transfer permitted under the contract. You may terminate the program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate options. See Transfers for limitations on such transfers.

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of the Fidelity VIP Government Money Market Portfolio investment division. The money can go into one or more of the other Variable Investment Options or the fixed-rate option. The rule still applies that you can invest in a maximum of only twenty options at one time (this includes the required Fidelity VIP Government Money Market Portfolio option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good

ACCUMULATION PERIOD	PROSPECTUS	29

Order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Your total Accumulation Value at the time must be at least $10,000 for transfers over a 12 month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose can’t be later than the Annuitant’s 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your Annuity Payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the Annuitant

•	the annuity payout option you choose, and

•	the investment returns of the Variable Investment Options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable Annuity Payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your Annuity Payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

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The assumed investment return is a critical assumption for calculating variable Annuity Payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each subsequent variable payment:

•	if the actual net annual return on investment equals 4% – the amount of your variable Annuity Payments will not change.

•	if the actual net annual return on investment is greater than 4% – the amount of your variable Annuity Payments will increase.

•	if the actual net annual return on investment is less than 4% – the amount of your variable Annuity Payments will decrease.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have Annuity Payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

On the Annuity Commencement Date, you may elect to restrict certain rights any Beneficiary may have under the contract in the event that the contractowner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contractowner and/or Annuitant.

We must receive written notice in Good Order prior to the Annuity Commencement Date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated.

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Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable Annuity Payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make a payment once a month during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for Beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the Annuitant’s lifetime, but if the Annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the Beneficiary. The Beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the Annuitant’s nearest age when Annuity Payments begin. If the Annuitant dies during the payment period, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

ANNUITY PERIOD	PROSPECTUS	33

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•

The IRS has concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender

34	PROSPECTUS	ANNUITY PERIOD

charges) immediately before the withdrawal over the Owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make a fixed payment once a month during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for Beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the Annuitant’s lifetime, but if the Annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the Beneficiary. The Beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the Annuitant’s nearest age when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on

ANNUITY PERIOD	PROSPECTUS	35

January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies before age 100, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies during the payment period, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

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Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

The IRS has concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

ANNUITY PERIOD	PROSPECTUS	37

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

38	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

If the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greatest of:

•	the Accumulation Value of the contract at the end of the Valuation Period during which we receive proof of death minus any applicable annuity taxes;

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

•

the Accumulation Value of your contract as of the first Contract Anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and annuity taxes.

For annuitants aged 75 or older on the contract’s issue date, the death benefit will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in Good Order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the Annuitant is not the Contract Owner and dies on or before the date that Annuity Payments begin, we will pay the death benefits to the Beneficiary. If the Beneficiary has also died, we will pay the benefits to the Contingent Beneficiary. If a Contingent Beneficiary has not been named, then we will pay the benefits to you, the Contract Owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the Annuitant and the owner of the contract, and you die before the date Annuity Payments begin, we will pay the death benefit to your Beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your Beneficiary will become the new Contract Owner.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

OTHER CONTRACT FEATURES	PROSPECTUS	39

•

You, the Contract Owner, have not chosen a payout option and the Beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the Annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the Accumulation Value of the contract as of the end of the Valuation Period during which we received proof of death in Good Order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the Accumulation Value of the contract. Such amount will be credited to the Fidelity VIP Government Money Market Portfolio investment option.

If you are a Contract Owner but not the Annuitant, and you die before the date Annuity Payments begin, then any joint Contract Owner will become the new Contract Owner. You may only name your spouse as a joint Contract Owner. If you have not named your spouse as joint Contract Owner, then your Beneficiary will become the new Contract Owner. In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the Special requirements outlined below.

Special requirements

If the Contract Owner dies, the following rules apply.

If the Beneficiary is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest:

•	is payable to, or for the benefit of, any new Contract Owner, and

•	will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

Under the above conditions, distributions must begin within one year of your death.

If the Beneficiary (or sole surviving joint Contract Owner) is your spouse, he or she can continue the contract, assuming the role of Contract Owner.

If the owner of the contract is not an individual, then the primary Annuitant will be treated as the Contract Owner. In this situation, any change in the Annuitant will be treated as the death of the Contract Owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named Beneficiary on the date of your death; or

Primary Annuitant

Please note that the primary Annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

40	PROSPECTUS	OTHER CONTRACT FEATURES

•	your contract has two joint Owners, and

•	one but not both joint Owners dies before Annuity Payments begin;

•	the two joint Owners were married to each other on the date of the deceased Owner’s death; and

•	both joint Owners were the only named concurrent Beneficiaries on the date of the deceased Owner’s death.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the Beneficiary elects this option, the Beneficiary may become the Owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and marriages recognized under state law will be recognized for federal law purposes.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the Owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit the Fidelity VIP Government Money Market Portfolio variable investment option with an amount equal to the difference between the death benefit proceeds and the Accumulation Value. If applicable, the surviving spouse will replace the deceased owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value at the end of the Valuation Period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to

OTHER CONTRACT FEATURES	PROSPECTUS	41

deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

Enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the Beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your Variable Investment Options.

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the riders under your contract.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	The Accumulation Value of the contract at the end of the reset date immediately preceding the Annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest Accumulation Value of the contract on any Contract Anniversary before the Annuitant’s 85th birthday:

–	plus any premiums paid after that rider anniversary
–	minus any partial withdrawals after that rider anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

42	PROSPECTUS	OTHER CONTRACT FEATURES

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the Annuitant’s 85th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits. We reserve the right to offer or discontinue offering either enhanced death benefit rider at any time, without prior notice.

OTHER CONTRACT FEATURES	PROSPECTUS	43

FINANCIAL INFORMATION

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed Accumulation Unit by adding together its value at the end of the preceding Valuation Period and any interest credited to the unit since the end of that period.

We determine the value of a variable Accumulation Unit by multiplying its value at the end of the preceding Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating

44	PROSPECTUS	FINANCIAL INFORMATION

Deferred sales

charge

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage

0	6%

1	6%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0%

expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your Variable Investment Options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the Accumulation Period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the Contract Anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:

Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table to the right.

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

•	6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	6% of the amount withdrawn or surrendered.

FINANCIAL INFORMATION	PROSPECTUS	45

•

We don’t impose deferred sales charges on contracts bought by Contract Owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the Accumulation Value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post-retirement health care benefits. That portion of their contract Accumulation Value that is withdrawn to Fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your Variable Investment Options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the Annuity Payments on the date Annuity Payments begin.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

46	PROSPECTUS	FINANCIAL INFORMATION

Employer-

sponsored or independent?

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contact’s Accumulation Value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract. Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract,

FINANCIAL INFORMATION	PROSPECTUS	47

the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the Annuity Commencement Date

After the Annuity Commencement Date, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at that time (on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2,

•	made from an immediate annuity contract,

•	made on or after the death of an owner,

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser

48	PROSPECTUS	FINANCIAL INFORMATION

with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 or F-5 in connection with on immediate annuity contract.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each Annuity Payment is subject to tax as ordinary income.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

FINANCIAL INFORMATION	PROSPECTUS	49

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

50	PROSPECTUS	FINANCIAL INFORMATION

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities

Pursuant to tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract

FINANCIAL INFORMATION	PROSPECTUS	51

and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exemptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 or F-5.

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

52	PROSPECTUS	FINANCIAL INFORMATION

Gender-neutral and gender-distinct tables

As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate Gift, and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity

FINANCIAL INFORMATION	PROSPECTUS	53

contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions can not be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

54	PROSPECTUS	FINANCIAL INFORMATION

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance

FINANCIAL INFORMATION	PROSPECTUS	55

comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contracts’ fixed-rate option and to pay death benefits and living benefits provided under the contracts, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from our Customer Service Office free of charge.

56	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those Contract Owners who have an interest in Variable Investment Options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date Annuity Payments begin. After that date, rights switch to the Annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website www.GuardianLife.com for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	57

information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation and as required by state law or regulation, we’ll refund to you either:

•	the total amount you paid for the contract; or

•

the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

INACTIVE CONTRACTS

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

DISTRIBUTION OF THE CONTRACT

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms which have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

58	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

The principal underwriter of the contracts is PAS, located at 7 Hanover Square, New York, New York 10004.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts, but those expenses are considered in setting the levels of the charges that you do pay.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	59

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period:

The period between the issue date of the contract and the retirement date.

Accumulation Unit:

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value:

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant:

The person on whose life the annuity payments payable under the contract are based.

Retirement Date:

The date on which annuity payments under the contract begin.

Annuity Payments:

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit:

A measure used to determine the amount of any variable annuity payment.

Business Day:

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date:

The annual anniversary measured from the issue date of the contract.

Contract Owner:

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210, Lehigh Valley,

Pennsylvania 18002.

Our telephone number is 1-888-GUARDIAN

(1-888-482-7342).

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Funds:

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order:

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit values.

Valuation Period:

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options:

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

60	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial Statements

OTHER INFORMATION	PROSPECTUS	61

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the year ending December 31, 2018. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D, which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 16, 1990. All Accumulation Unit values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular Accumulation Unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of the next year.

There are no outstanding accumulation units for contracts including the Contract Anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Number of accumulation units outstanding at the end of the indicated period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory RS Large Cap Alpha VIP Series	2018	2,165,162	321,620
	2017	2,423,987	375,681
	2016	2,788,391	419,568
	2015	3,072,671	504,970
	2014	3,607,063	589,073
	2013	4,143,407	669,744
	2012	4,639,405	772,267
	2011	5,221,433	935,975
	2010	5,855,629	1,137,819
	2009	6,759,137	1,298,606
Victory S&P 500 Index VIP Series	2018	349,718	9,480
	2017	399,156	15,810
	2016	388,871	14,380
	2015	447,047	21,305
	2014	541,459	16,700
	2013	530,774	16,588
	2012	529,482	19,407
	2011	632,465	21,072
	2010	735,168	22,681
	2009	792,043	25,712
Victory High Yield VIP Series	2018	67,899	2,066
	2017	91,526	1,958
	2016	121,018	2,059
	2015	122,662	2,498
	2014	156,478	2,520
	2013	205,105	5,122
	2012	237,846	6,286
	2011	239,989	8,557
	2010	240,702	11,001
	2009	274,973	8,014
Victory INCORE Low Duration Bond VIP Series	2018	162,371	14,439
	2017	212,057	14,872
	2016	210,199	7,414
	2015	238,772	8,561
	2014	316,608	11,085
	2013	378,649	20,596
	2012	387,307	17,079
	2011	400,358	20,775
	2010	494,020	21,342
	2009	459,434	19,181

62	PROSPECTUS	APPENDIX

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory RS Small Cap Growth Equity VIP Series	2018	357,124	19,244
	2017	393,471	20,275
	2016	516,309	23,978
	2015	607,609	26,130
	2014	658,392	29,242
	2013	763,059	36,025
	2012	829,028	40,819
	2011	932,313	50,950
	2010	1,056,897	66,143
	2009	1,164,476	71,931
Victory RS International VIP Series	2018	749,924	42,227
	2017	853,104	50,011
	2016	1,004,762	61,091
	2015	1,117,526	71,897
	2014	1,291,809	79,459
	2013	1,464,215	91,610
	2012	1,683,958	111,606
	2011	1,886,049	129,277
	2010	2,119,358	183,322
	2009	2,429,241	206,728
Victory Sophus Emerging Markets VIP Series	2018	262,307	8,973
	2017	332,802	11,850
	2016	345,545	11,542
	2015	377,598	13,139
	2014	446,005	13,823
	2013	551,780	20,764
	2012	712,139	28,007
	2011	844,375	33,728
	2010	1,047,297	46,408
	2009	1,193,803	52,343
Victory INCORE Investment Quality Bond VIP Series	2018	653,906	57,949
	2017	736,718	65,379
	2016	830,811	67,549
	2015	927,547	78,703
	2014	1,184,064	97,446
	2013	1,363,330	117,806
	2012	1,722,441	144,413
	2011	1,892,094	199,634
	2010	2,142,813	256,347
	2009	2,345,967	277,405
Gabelli Capital Asset Fund	2018	342,378	22,991
	2017	409,136	28,300
	2016	505,290	29,469
	2015	577,402	35,810
	2014	693,097	39,180
	2013	813,931	66,749
	2012	851,439	85,302
	2011	950,671	105,259
	2010	1,076,371	149,359
	2009	1,187,126	171,134
Value Line Centurion Fund	2018	466,399	54,340
	2017	527,114	59,232
	2016	601,437	65,775
	2015	661,031	81,641
	2014	777,286	89,885
	2013	878,291	96,048
	2012	996,997	104,858
	2011	1,115,064	115,089
	2010	1,237,501	131,161
	2009	1,437,166	145,623

APPENDIX	PROSPECTUS	63

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Value Line Strategic Asset Management Trust	2018	1,201,118	145,487
	2017	1,373,027	168,375
	2016	1,573,224	184,934
	2015	1,762,958	231,907
	2014	2,221,007	257,456
	2013	2,558,166	314,617
	2012	2,857,063	378,783
	2011	3,207,208	457,290
	2010	3,612,561	555,681
	2009	4,182,820	805,851
Invesco V.I. American Franchise Fund Series I	2018	39,154	803
	2017	36,584	803
	2016	52,665	804
	2015	38,154	1,370
	2014	56,500	1,370
	2013	60,736	1,371
	2012	48,853	1,372
	2011	53,691	1,374
	2010	75,818	1,375
	2009	95,939	1,646
Invesco V.I. Managed Volatility Fund Series I	2018	72,751	4,179
	2017	81,204	5,268
	2016	103,475	5,770
	2015	118,452	6,605
	2014	166,249	5,810
	2013	159,574	8,924
	2012	210,796	11,789
	2011	254,137	22,285
	2010	234,256	21,423
	2009	265,831	27,231
Invesco V.I. Core Equity Fund Series I	2018	23,194	4,288
	2017	23,869	4,566
	2016	30,677	4,834
	2015	36,447	4,992
	2014	38,135	5,610
	2013	44,167	7,696
	2012	58,408	9,594
	2011	88,138	19,273
	2010	96,507	11,143
	2009	109,938	11,692
Invesco V.I. Government Securities Fund Series II	2018	52,115	475
	2017	65,516	148
	2016	112,999	338
	2015	115,983	341
	2014	142,820	345
	2013	144,609	1,251
	2012	188,710	1,257
	2011	195,238	3,902
Invesco V.I. Growth and Income Fund Series II	2018	66,910	2,009
	2017	76,487	2,808
	2016	95,819	2,279
	2015	78,706	3,800
	2014	108,739	3,164
	2013	134,731	3,303
	2012	146,911	3,435
	2011	156,284	3,654
	2010	178,152	4,429
	2009	207,106	12,585

64	PROSPECTUS	APPENDIX

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
AB VPS Growth and Income Portfolio Class B	2018	35,990	3,731
	2017	39,980	3,732
	2016	46,597	3,852
	2015	52,098	5,584
	2014	50,384	7,512
	2013	66,391	6,029
	2012	68,493	6,031
	2011	48,001	6,227
	2010	52,212	6,277
	2009	68,983	6,330
AB VPS Large Cap Growth Portfolio Class B	2018	76,451	1,327
	2017	79,635	1,734
	2016	77,355	2,096
	2015	101,025	3,050
	2014	78,300	3,204
	2013	63,998	1,756
	2012	69,092	2,021
	2011	66,347	2,023
	2010	68,616	2,861
	2009	68,302	3,231
AB VPS Global Thematic Growth Portfolio Class B	2018	9,494	2,681
	2017	43,360	3,039
	2016	16,878	6,487
	2015	26,175	7,360
	2014	15,407	7,387
	2013	26,733	7,360
	2012	26,725	7,430
	2011	33,764	7,459
	2010	60,885	7,600
	2009	81,347	7,328
AB VPS Value Portfolio Class B	2018	24,073	478
	2017	34,707	710
	2016	34,051	710
	2015	34,744	1,049
	2014	52,434	1,049
	2013	78,715	1,209
	2012	56,799	1,008
	2011	66,249	1,085
	2010	83,676	1,348
	2009	101,556	1,429
Davis Financial Portfolio	2018	48,950	140
	2017	106,100	5
	2016	123,443	111
	2015	62,904	507
	2014	66,606	508
	2013	67,880	1,652
	2012	70,860	1,653
	2011	77,703	1,860
	2010	95,927	1,973
	2009	108,793	6,874
Davis Real Estate Portfolio	2018	84,970	3,822
	2017	104,614	4,865
	2016	118,309	4,999
	2015	125,320	5,608
	2014	194,738	6,693
	2013	183,726	7,270
	2012	254,424	8,587
	2011	244,677	8,359
	2010	269,624	8,328
	2009	275,934	12,424

APPENDIX	PROSPECTUS	65

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Davis Value Portfolio	2018	205,796	20,608
	2017	226,078	23,297
	2016	263,696	22,585
	2015	327,297	28,379
	2014	387,806	32,621
	2013	449,636	35,050
	2012	535,791	41,800
	2011	617,123	47,147
	2010	719,868	53,707
	2009	824,562	61,219
Fidelity VIP Contrafund Portfolio Service Class	2018	379,430	26,410
	2017	446,187	29,112
	2016	592,114	29,993
	2015	707,215	33,335
	2014	842,177	37,775
	2013	939,654	49,425
	2012	1,048,875	62,469
	2011	1,237,855	85,614
	2010	1,403,851	99,832
	2009	1,625,758	123,167
Fidelity VIP Equity-Income Portfolio Service Class	2018	169,638	5,608
	2017	173,214	7,512
	2016	231,318	7,982
	2015	214,928	8,407
	2014	257,571	8,546
	2013	306,812	9,804
	2012	344,798	13,004
	2011	364,012	17,817
	2010	409,940	20,230
	2009	495,791	29,263
Fidelity VIP Growth Opportunities Portfolio Service Class	2018	113,041	131
	2017	97,962	175
	2016	80,610	963
	2015	105,348	2,497
	2014	120,895	3,401
	2013	151,282	3,556
	2012	230,016	4,792
	2011	126,172	2,725
	2010	141,102	4,960
	2009	149,886	5,172
Fidelity VIP Mid Cap Portfolio Service Class	2018	235,832	15,229
	2017	270,214	17,551
	2016	337,806	21,195
	2015	372,645	24,266
	2014	463,443	26,598
	2013	529,601	27,275
	2012	612,383	31,845
	2011	760,876	36,308
	2010	944,882	47,541
	2009	1,018,341	59,180
Fidelity VIP Government Money Market Portfolio Service Class 2	2018	1,059,526	59,092
	2017	1,177,695	46,046
	2016	1,453,270	39,407
	2015	1,532,624	49,354

66	PROSPECTUS	APPENDIX

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Templeton Growth VIP Fund Class 2	2018	85,042	5,010
	2017	97,657	5,059
	2016	129,823	4,875
	2015	155,395	5,896
	2014	199,135	7,140
	2013	238,665	8,060
	2012	254,651	22,921
	2011	287,167	26,840
	2010	347,591	31,639
	2009	398,274	41,793
Janus Henderson Enterprise Portfolio Institutional Shares	2018	186,525	6,845
	2017	185,390	7,319
	2016	222,920	14,456
	2015	163,351	15,253
	2014	193,691	15,192
	2013	203,038	15,314
	2012	223,930	16,569
	2011	292,145	15,248
	2010	297,837	22,608
	2009	316,136	22,424
Janus Henderson Forty Portfolio Institutional Shares	2018	139,553	2,324
	2017	154,307	3,816
	2016	149,334	4,026
	2015	208,415	4,179
	2014	165,284	3,295
	2013	202,873	3,569
	2012	297,269	7,939
	2011	280,086	5,829
	2010	404,399	10,308
	2009	517,494	29,943
Janus Henderson Research Portfolio Institutional Shares	2018	40,997	4,694
	2017	44,036	5,472
	2016	46,004	5,711
	2015	83,361	5,980
	2014	51,933	7,498
	2013	56,492	7,779
	2012	178,119	8,276
	2011	81,088	9,344
	2010	93,614	9,903
	2009	118,339	12,663
Janus Henderson Global Research Portfolio Institutional Shares	2018	77,424	1,605
	2017	84,848	2,122
	2016	88,345	2,259
	2015	101,870	2,416
	2014	102,935	4,517
	2013	115,050	4,729
	2012	136,851	6,593
	2011	174,226	10,516
	2010	207,218	10,920
	2009	235,903	18,343
MFS Growth Series Initial Class	2018	139,457	254
	2017	100,511	255
	2016	116,172	501
	2015	126,884	502
	2014	115,375	504
	2013	142,658	505
	2012	111,259	3,695
	2011	97,828	4,746
	2010	97,593	5,442
	2009	130,004	5,546

APPENDIX	PROSPECTUS	67

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
MFS Investors Trust Series Initial Class	2018	127,690	7,057
	2017	172,829	7,231
	2016	267,459	7,321
	2015	291,751	8,411
	2014	312,261	8,501
	2013	343,337	9,775
	2012	376,940	9,971
	2011	394,475	16,973
	2010	420,998	17,735
	2009	408,454	19,031
MFS New Discovery Series Initial Class	2018	95,450	931
	2017	73,141	2,433
	2016	83,598	2,435
	2015	103,091	2,808
	2014	149,042	2,811
	2013	203,764	2,980
	2012	190,762	4,630
	2011	263,268	4,588
	2010	243,373	6,695
	2009	218,347	12,208
MFS Research Series Initial Class	2018	28,015	967
	2017	29,974	967
	2016	40,327	967
	2015	35,422	968
	2014	37,686	968
	2013	51,383	37
	2012	73,262	2,095
	2011	45,114	40
	2010	53,330	41
	2009	45,382	42
MFS Total Return Series Initial Class	2018	257,961	8,140
	2017	349,606	10,120
	2016	410,481	12,532
	2015	448,805	14,778
	2014	537,238	16,112
	2013	616,208	17,069
	2012	684,699	25,709
	2011	779,297	31,458
	2010	923,084	43,678
	2009	1,055,993	61,147

68	PROSPECTUS	APPENDIX

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory RS Large Cap Alpha VIP Series	2018	$82.27	$22.28
	2017	91.45	24.84
	2016	77.96	21.24
	2015	72.34	19.77
	2014	74.68	20.47
	2013	66.52	18.29
	2012	48.51	13.38
	2011	42.12	11.65
	2010	46.94	13.02
	2009	40.57	11.29
Victory S&P 500 Index VIP Series	2018	20.19	19.09
	2017	21.42	20.31
	2016	17.82	16.95
	2015	16.13	15.39
	2014	16.15	15.46
	2013	14.41	13.83
	2012	11.04	10.63
	2011	9.65	9.32
	2010	9.58	9.28
	2009	8.44	8.20
Victory High Yield VIP Series	2018	23.01	21.76
	2017	23.21	22.01
	2016	21.36	20.32
	2015	18.72	17.86
	2014	19.84	18.99
	2013	20.24	19.43
	2012	19.15	18.44
	2011	16.91	16.33
	2010	16.42	15.90
	2009	14.61	14.19
Victory INCORE Low Duration Bond VIP Series	2018	12.21	11.68
	2017	12.23	11.73
	2016	12.17	11.71
	2015	12.06	11.65
	2014	12.15	11.76
	2013	12.18	11.83
	2012	12.29	11.97
	2011	12.05	11.78
	2010	11.96	11.72
	2009	11.57	11.38
Victory RS Small Cap Growth Equity VIP Series	2018	47.45	39.93
	2017	52.31	44.16
	2016	38.30	32.43
	2015	38.19	32.44
	2014	38.40	32.71
	2013	35.27	30.14
	2012	23.77	20.37
	2011	20.82	17.89
	2010	21.55	18.58
	2009	17.09	14.78
Victory RS International VIP Series	2018	37.79	21.14
	2017	42.79	24.01
	2016	34.44	19.38
	2015	34.30	19.36
	2014	34.41	19.48
	2013	36.75	20.87
	2012	30.96	17.63
	2011	26.46	15.12
	2010	30.30	17.36
	2009	26.84	15.43

APPENDIX	PROSPECTUS	69

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory Sophus Emerging Markets VIP Series	2018	$38.44	$36.70
	2017	47.99	45.95
	2016	33.98	32.64
	2015	30.81	29.68
	2014	35.72	34.51
	2013	37.53	36.37
	2012	39.33	38.23
	2011	35.03	34.15
	2010	44.84	43.85
	2009	38.08	37.35
Victory INCORE Investment Quality Bond VIP Series	2018	35.92	19.83
	2017	36.49	20.20
	2016	35.44	19.68
	2015	34.63	19.29
	2014	34.92	19.51
	2013	33.47	18.76
	2012	34.42	19.35
	2011	32.74	18.46
	2010	30.93	17.49
	2009	29.05	16.47
Gabelli Capital Asset Fund	2018	64.79	38.92
	2017	73.72	44.41
	2016	61.89	37.40
	2015	54.80	33.22
	2014	60.80	36.96
	2013	61.16	37.29
	2012	44.99	27.51
	2011	38.79	23.79
	2010	39.34	24.20
	2009	30.64	18.91
Value Line Centurion Fund	2018	70.84	20.14
	2017	71.50	20.39
	2016	60.42	17.28
	2015	57.20	16.41
	2014	57.25	16.47
	2013	53.01	15.30
	2012	40.95	11.85
	2011	35.93	10.43
	2010	34.56	10.06
	2009	27.80	8.12
Value Line Strategic Asset Management Trust	2018	93.39	31.65
	2017	94.37	32.08
	2016	81.68	27.85
	2015	78.32	26.79
	2014	78.54	26.94
	2013	73.22	25.19
	2012	60.90	21.02
	2011	53.37	18.47
	2010	52.08	18.08
	2009	45.73	15.92
Invesco V.I. American Franchise Fund Series I	2018	13.41	12.68
	2017	14.08	13.35
	2016	11.19	10.64
	2015	11.07	10.56
	2014	10.66	10.20
	2013	9.94	9.55
	2012	7.18	6.91
	2011	6.45	6.23
	2010	7.09	6.87
	2009	6.21	6.03

70	PROSPECTUS	APPENDIX

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Invesco V.I. Managed Volatility Fund Series I	2018	$16.67	$15.76
	2017	18.94	17.97
	2016	17.33	16.49
	2015	15.85	15.13
	2014	16.39	15.69
	2013	13.75	13.20
	2012	12.56	12.09
	2011	12.27	11.84
	2010	10.66	10.32
	2009	10.14	9.85
Invesco V.I. Core Equity Fund Series I	2018	13.29	12.57
	2017	14.84	14.07
	2016	13.26	12.62
	2015	12.17	11.61
	2014	13.07	12.50
	2013	12.22	11.73
	2012	9.57	9.21
	2011	8.50	8.21
	2010	8.60	8.33
	2009	7.94	7.72
Invesco V.I. Government Securities Fund Series II	2018	10.42	10.18
	2017	10.51	10.30
	2016	10.45	10.27
	2015	10.47	10.32
	2014	10.58	10.47
	2013	10.31	10.22
	2012	10.73	10.68
	2011	10.62	10.60
Invesco V.I. Growth and Income Fund Series II	2018	22.98	21.85
	2017	26.90	25.66
	2016	23.86	22.83
	2015	20.21	19.40
	2014	21.15	20.36
	2013	19.46	18.79
	2012	14.71	14.25
	2011	13.02	12.64
	2010	13.47	13.13
	2009	12.15	11.87
AB VPS Growth and Income Portfolio Class B	2018	23.21	22.08
	2017	24.94	23.79
	2016	21.27	20.35
	2015	19.38	18.60
	2014	19.33	18.60
	2013	17.89	17.27
	2012	13.45	13.02
	2011	11.60	11.27
	2010	11.06	10.78
	2009	9.92	9.70
AB VPS Large Cap Growth Portfolio Class B	2018	27.66	26.31
	2017	27.35	26.09
	2016	21.01	20.11
	2015	20.77	19.93
	2014	18.95	18.25
	2013	16.84	16.26
	2012	12.44	12.04
	2011	10.78	10.47
	2010	11.33	11.04
	2009	10.44	10.20

APPENDIX	PROSPECTUS	71

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
AB VPS Global Thematic Growth Portfolio Class B	2018	$15.31	$14.56
	2017	17.20	16.41
	2016	12.77	12.22
	2015	13.03	12.51
	2014	12.84	12.36
	2013	12.40	11.97
	2012	10.20	9.88
	2011	9.11	8.85
	2010	12.04	11.73
	2009	10.27	10.03
AB VPS Value Portfolio Class B	2018	16.68	15.86
	2017	19.93	19.02
	2016	17.80	17.03
	2015	16.18	15.53
	2014	17.63	16.97
	2013	16.10	15.55
	2012	11.93	11.56
	2011	10.45	10.15
	2010	10.99	10.70
	2009	9.97	9.75
Davis Financial Portfolio	2018	22.54	21.31
	2017	25.53	24.21
	2016	21.27	20.23
	2015	18.83	17.97
	2014	18.68	17.88
	2013	16.74	16.07
	2012	12.90	12.42
	2011	10.99	10.61
	2010	12.08	11.70
	2009	11.00	10.68
Davis Real Estate Portfolio	2018	37.32	35.29
	2017	39.67	37.62
	2016	37.07	35.27
	2015	34.19	32.62
	2014	34.02	32.56
	2013	26.99	25.91
	2012	27.67	26.64
	2011	23.89	23.07
	2010	22.20	21.50
	2009	18.76	18.22
Davis Value Portfolio	2018	19.71	18.64
	2017	23.08	21.89
	2016	19.04	18.11
	2015	17.21	16.43
	2014	17.14	16.41
	2013	16.35	15.70
	2012	12.40	11.94
	2011	11.09	10.71
	2010	11.71	11.34
	2009	10.50	10.20
Fidelity VIP Contrafund Portfolio Service Class	2018	27.45	25.96
	2017	29.69	28.16
	2016	24.67	23.47
	2015	23.13	22.07
	2014	23.27	22.27
	2013	21.05	20.21
	2012	16.24	15.63
	2011	14.12	13.64
	2010	14.68	14.21
	2009	12.68	12.32

72	PROSPECTUS	APPENDIX

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Fidelity VIP Equity-Income Portfolio Service Class	2018	$21.45	$20.28
	2017	23.69	22.47
	2016	21.24	20.21
	2015	18.23	17.39
	2014	19.22	18.40
	2013	17.90	17.18
	2012	14.15	13.62
	2011	12.21	11.79
	2010	12.25	11.86
	2009	10.77	10.46
Fidelity VIP Growth Opportunities Portfolio Service Class	2018	24.53	23.20
	2017	22.09	20.95
	2016	16.63	15.82
	2015	16.78	16.01
	2014	16.09	15.40
	2013	14.52	13.94
	2012	10.66	10.27
	2011	9.03	8.72
	2010	8.94	8.66
	2009	7.31	7.11
Fidelity VIP Mid Cap Portfolio Service Class	2018	43.84	41.46
	2017	51.95	49.28
	2016	43.54	41.42
	2015	39.29	37.49
	2014	40.36	38.62
	2013	38.44	36.90
	2012	28.58	27.52
	2011	25.20	24.34
	2010	28.55	27.66
	2009	22.44	21.80
Fidelity VIP Government Money Market Portfolio Service Class 2	2018	9.75	9.65
	2017	9.73	9.66
	2016	9.81	9.76
	2015	9.92	9.90
Templeton Growth VIP Fund Class 2	2018	16.55	15.74
	2017	19.66	18.76
	2016	16.78	16.06
	2015	15.49	14.87
	2014	16.76	16.13
	2013	17.44	16.84
	2012	13.49	13.06
	2011	11.27	10.95
	2010	12.26	11.94
	2009	11.55	11.28
Janus Henderson Enterprise Portfolio Institutional Shares	2018	19.96	18.87
	2017	20.28	19.23
	2016	16.10	15.31
	2015	14.49	13.83
	2014	14.09	13.49
	2013	12.67	12.16
	2012	9.68	9.32
	2011	8.35	8.07
	2010	8.57	8.30
	2009	6.89	6.69
Janus Henderson Forty Portfolio Institutional Shares	2018	26.20	24.78
	2017	25.99	24.65
	2016	20.18	19.19
	2015	19.97	19.06
	2014	18.00	17.23
	2013	16.75	16.08
	2012	12.91	12.43
	2011	10.52	10.16
	2010	11.41	11.05
	2009	10.81	10.50

APPENDIX	PROSPECTUS	73

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Janus Henderson Research Portfolio Institutional Shares	2018	$15.73	$14.87
	2017	16.33	15.49
	2016	12.92	12.29
	2015	13.00	12.41
	2014	12.49	11.95
	2013	11.18	10.73
	2012	8.68	8.35
	2011	7.40	7.15
	2010	7.91	7.66
	2009	6.99	6.79
Janus Henderson Global Research Portfolio Institutional Shares	2018	11.38	10.76
	2017	12.36	11.72
	2016	9.84	9.36
	2015	9.75	9.31
	2014	10.10	9.67
	2013	9.51	9.13
	2012	7.49	7.21
	2011	6.31	6.09
	2010	7.40	7.17
	2009	6.46	6.28
MFS Growth Series Initial Class	2018	17.96	16.98
	2017	17.70	16.78
	2016	13.62	12.96
	2015	13.45	12.84
	2014	12.65	12.11
	2013	11.75	11.28
	2012	8.69	8.36
	2011	7.49	7.23
	2010	7.60	7.36
	2009	6.66	6.47
MFS Investors Trust Series Initial Class	2018	26.26	25.27
	2017	28.11	27.13
	2016	23.05	22.32
	2015	21.48	20.86
	2014	21.68	21.12
	2013	19.76	19.30
	2012	15.14	14.83
	2011	12.85	12.63
	2010	13.29	13.10
	2009	12.10	11.96
MFS New Discovery Series Initial Class	2018	24.99	23.63
	2017	25.66	24.33
	2016	20.49	19.50
	2015	19.01	18.14
	2014	19.60	18.76
	2013	21.38	20.53
	2012	15.28	14.72
	2011	12.76	12.32
	2010	14.38	13.93
	2009	10.67	10.37
MFS Research Series Initial Class	2018	19.37	18.32
	2017	20.49	19.43
	2016	16.80	15.98
	2015	15.63	14.92
	2014	15.69	15.01
	2013	14.40	13.82
	2012	11.01	10.60
	2011	9.50	9.17
	2010	9.65	9.35
	2009	8.43	8.19

74	PROSPECTUS	APPENDIX

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
MFS Total Return Series Initial Class	2018	$22.91	$21.67
	2017	24.56	23.29
	2016	22.12	21.05
	2015	20.52	19.58
	2014	20.83	19.94
	2013	19.42	18.65
	2012	16.51	15.89
	2011	15.01	14.49
	2010	14.92	14.45
	2009	13.73	13.34

APPENDIX	PROSPECTUS	75

THE GUARDIAN INVESTOR®

INDIVIDUAL DEFERRED

VARIABLE ANNUITY CONTRACTS

Issued Through The Guardian Separate Account D of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2019

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name “The Guardian Investor”) dated May 1, 2019.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013286    5/2017

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account D (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

GIAC issues variable annuity contracts and variable life insurance policies through several separate accounts all of which are registered as unit investment trusts under the 1940 Act (“Separate Accounts”). Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Accounts. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the Separate Accounts totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the Separate Accounts totaling $73,917,420 in 2015, $73,044,799 in 2016, $52,187,526 in 2017 and $48,404,215 in 2018.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the Valuation Period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is

B-2

determined by dividing the first monthly variable annuity payment by the value of the appropriate Annuity Unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return of 4% under the contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment return (on an annual basis) remains constant at 4%, the variable Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable Annuity Payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them in conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages under state law will be recognized for federal law purposes. Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferral vehicle. Please consult with a tax advisor with questions regarding your tax situation.

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Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2018 and 2017 and for each of the two years in the period ended December 31, 2018, and the financial statements of Separate Account D of GIAC as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT D

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	4,397,280	429,684	279,628
Net asset value per share (NAV)	43.45	16.92	6.84

Total Assets (Shares x NAV)	$191,061,802	$7,270,251	$1,912,658

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	37,298	6,587	5,490

Net Assets	$191,024,504	$7,263,664	$1,907,168

Net Assets: Regular Contract
Contract value in accumulation period	$178,118,040	$7,059,306	$1,562,290

Total Net Assets	$178,118,040	$7,059,306	$1,562,290

Units Outstanding	2,165,162	349,718	67,899

Unit Value (accumulation)	$82.27	$20.19	$23.01

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$7,166,325	$180,951	$44,958

Total Net Assets	$7,166,325	$180,951	$44,958

Units Outstanding	321,620	9,480	2,066

Unit Value (accumulation)	$22.28	$19.09	$21.76

Net Assets: Total
Contract value in accumulation period	$185,284,365	$7,240,257	$1,607,248
Contract value in Payout (annuitization) period	5,740,139	23,407	299,920

Net Assets	$191,024,504	$7,263,664	$1,907,168

Cost of Shares in Underlying Fund	$176,223,656	$6,817,829	$1,938,510

STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$91,553	$10,534	$11,090
Expenses:
Mortality expense risk charge	2,638,251	99,714	24,908

Net investment income/(expense)	(2,546,698)	(89,180)	(13,818)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	15,332,145	621,530	(92,876)
Reinvested realized gain distributions	22,249,461	492,712	—

Net realized gain/(loss) on investments	37,581,606	1,114,242	(92,876)
Net change in unrealized appreciation/(depreciation) of investments	(56,234,355)	(1,443,910)	97,359

Net realized and unrealized gain/(loss) from investments	(18,652,749)	(329,668)	4,483

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(21,199,447)	$(418,848)	$(9,335)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-6

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

212,456	1,181,672	1,959,323	798,656	2,140,403	1,423,042	1,331,178
10.27	15.29	15.47	13.59	11.95	16.45	26.39

$2,181,919	$18,067,758	$30,310,725	$10,853,735	$25,577,814	$23,409,043	$35,129,781

5,992	8,534	9,971	7,619	9,409	9,553	11,096

$2,175,927	$18,059,224	$30,300,754	$10,846,116	$25,568,405	$23,399,490	$35,118,685

$1,982,063	$16,943,766	$28,340,085	$10,082,882	$23,490,260	$22,182,894	$33,040,681

$1,982,063	$16,943,766	$28,340,085	$10,082,882	$23,490,260	$22,182,894	$33,040,681

162,371	357,124	749,924	262,307	653,906	342,378	466,399

$12.21	$47.45	$37.79	$38.44	$35.92	$64.79	$70.84

$168,648	$768,433	$892,624	$329,296	$1,149,097	$894,726	$1,094,351

$168,648	$768,433	$892,624	$329,296	$1,149,097	$894,726	$1,094,351

14,439	19,244	42,227	8,973	57,949	22,991	54,340

$11.68	$39.93	$21.14	$36.70	$19.83	$38.92	$20.14

$2,150,711	$17,712,199	$29,232,709	$10,412,178	$24,639,357	$23,077,620	$34,135,032
25,216	347,025	1,068,045	433,938	929,048	321,870	983,653

$2,175,927	$18,059,224	$30,300,754	$10,846,116	$25,568,405	$23,399,490	$35,118,685

$2,195,083	$20,062,946	$32,342,408	$11,569,635	$26,559,190	$29,742,469	$18,843,411

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion
1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$11,323	$—	$294,375	$111,586	$164,960	$94,543	$89,933

28,241	266,323	412,766	169,612	318,185	334,508	454,460

(16,918)	(266,323)	(118,391)	(58,026)	(153,225)	(239,965)	(364,527)

(20,447)	706,543	1,446,293	597,880	(238,757)	633,482	1,991,394
—	3,337,959	262,867	1,061,826	5,083	2,516,404	—

(20,447)	4,044,502	1,709,160	1,659,706	(233,674)	3,149,886	1,991,394
32,505	(5,511,754)	(5,703,349)	(4,423,104)	(90,134)	(6,191,165)	(1,819,630)

12,058	(1,467,252)	(3,994,189)	(2,763,398)	(323,808)	(3,041,279)	171,764

$(4,860)	$(1,733,575)	$(4,112,580)	$(2,821,424)	$(477,033)	$(3,281,244)	$(192,763)

B-7

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	6,478,050	9,472	116,508
Net asset value per share (NAV)	18.64	57.15	11.04

Total Assets (Shares x NAV)	$120,750,844	$541,340	$1,286,252

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	26,280	5,722	6,012

Net Assets	$120,724,564	$535,618	$1,280,240

Net Assets: Regular Contract
Contract value in accumulation period	$112,167,075	$525,202	$1,212,424

Total Net Assets	$112,167,075	$525,202	$1,212,424

Units Outstanding	1,201,118	39,154	72,751

Unit Value (accumulation)	$93.39	$13.41	$16.67

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$4,605,024	$10,185	$65,858

Total Net Assets	$4,605,024	$10,185	$65,858

Units Outstanding	145,487	803	4,179

Unit Value (accumulation)	$31.65	$12.68	$15.76

Net Assets: Total
Contract value in accumulation period	$116,772,099	$535,387	$1,278,282
Contract value in Payout (annuitization) period	3,952,465	231	1,958

Net Assets	$120,724,564	$535,618	$1,280,240

Cost of Shares in Underlying Fund	$124,861,551	$580,044	$1,462,966

STATEMENTS OF OPERATIONS

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$954,454	$—	$25,095
Expenses:
Mortality expense risk charge	1,550,848	6,723	16,990

Net investment income/(expense)	(596,394)	(6,723)	8,105

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,594,828	3,110	(116,045)
Reinvested realized gain distributions	14,551,229	36,949	50,633

Net realized gain/(loss) on investments	18,146,057	40,059	(65,412)
Net change in unrealized appreciation/(depreciation) of investments	(18,548,035)	(60,434)	(119,769)

Net realized and unrealized gain/(loss) from investments	(401,978)	(20,375)	(185,181)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(998,372)	$(27,098)	$(177,076)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-8

Investment Options
Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Value Class B

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

11,941	53,177	94,481	38,066	44,516	23,122	29,371
30.94	11.12	17.48	27.34	48.91	26.33	14.42

$369,444	$591,327	$1,651,528	$1,040,727	$2,177,298	$608,796	$423,530

5,394	5,407	5,557	5,415	5,878	5,293	5,604

$364,050	$585,920	$1,645,971	$1,035,312	$2,171,420	$603,503	$417,926

$308,258	$542,960	$1,537,279	$835,356	$2,114,968	$145,320	$401,514

$308,258	$542,960	$1,537,279	$835,356	$2,114,968	$145,320	$401,514

23,194	52,115	66,910	35,990	76,451	9,494	24,073

$13.29	$10.42	$22.98	$23.21	$27.66	$15.31	$16.68

$53,886	$4,839	$43,894	$82,376	$34,925	$39,028	$7,577

$53,886	$4,839	$43,894	$82,376	$34,925	$39,028	$7,577

4,288	475	2,009	3,731	1,327	2,681	478

$12.57	$10.18	$21.85	$22.08	$26.31	$14.56	$15.86

$362,144	$547,799	$1,581,173	$917,732	$2,149,893	$184,348	$409,091
1,906	38,121	64,798	117,580	21,527	419,155	8,835

$364,050	$585,920	$1,645,971	$1,035,312	$2,171,420	$603,503	$417,926

$443,355	$610,476	$2,302,456	$1,130,024	$2,208,452	$574,451	$460,918

Investment Options
Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Value Class B
1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$3,757	$13,487	$36,018	$8,877	$—	$—	$4,830

4,416	8,011	22,996	13,560	27,955	9,705	5,013

(659)	5,476	13,022	(4,683)	(27,955)	(9,705)	(183)

(1,377)	(10,316)	314,432	23,290	58,635	154,483	33,290
26,906	—	189,346	134,935	279,198	—	—

25,529	(10,316)	503,778	158,225	337,833	154,483	33,290
(67,438)	(2,687)	(803,249)	(229,095)	(294,467)	(212,959)	(114,535)

(41,909)	(13,003)	(299,471)	(70,870)	43,366	(58,476)	(81,245)

$(42,568)	$(7,527)	$(286,449)	$(75,553)	$15,411	$(68,181)	$(81,428)

B-9

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Davis Financial	Davis Real Estate	Davis Value

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	98,253	262,908	650,535
Net asset value per share (NAV)	11.55	13.02	6.89

Total Assets (Shares x NAV)	$1,134,818	$3,423,061	$4,482,185

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	6,059	6,344	6,397

Net Assets	$1,128,759	$3,416,717	$4,475,788

Net Assets: Regular Contract
Contract value in accumulation period	$1,103,377	$3,171,287	$4,056,024

Total Net Assets	$1,103,377	$3,171,287	$4,056,024

Units Outstanding	48,950	84,970	205,796

Unit Value (accumulation)	$22.54	$37.32	$19.71

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$2,990	$134,877	$384,078

Total Net Assets	$2,990	$134,877	$384,078

Units Outstanding	140	3,822	20,608

Unit Value (accumulation)	$21.31	$35.29	$18.64

Net Assets: Total
Contract value in accumulation period	$1,106,367	$3,306,164	$4,440,102
Contract value in Payout (annuitization) period	22,392	110,553	35,686

Net Assets	$1,128,759	$3,416,717	$4,475,788

Cost of Shares in Underlying Fund	$1,453,038	$3,549,928	$6,363,964

STATEMENTS OF OPERATIONS

	Davis Financial	Davis Real Estate	Davis Value

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$16,397	$102,249	$45,878
Expenses:
Mortality expense risk charge	16,606	44,137	65,661

Net investment income/(expense)	(209)	58,112	(19,783)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	144,874	200,026	(73,824)
Reinvested realized gain distributions	169,707	174,691	922,655

Net realized gain/(loss) on investments	314,581	374,717	848,831
Net change in unrealized appreciation/(depreciation) of investments	(457,078)	(673,922)	(1,591,285)

Net realized and unrealized gain/(loss) from investments	(142,497)	(299,205)	(742,454)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(142,706)	$(241,093)	$(762,237)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-10

Investment Options
Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Janus Henderson Enterprise Institutional Shares

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

353,907	190,486	73,363	369,948	12,177,267	132,978	57,706
31.97	20.26	37.95	29.90	1.00	12.21	67.02

$11,314,411	$3,859,248	$2,784,123	$11,061,451	$12,177,267	$1,623,666	$3,867,446

7,402	5,976	6,177	7,420	1,039,932	5,836	5,958

$11,307,009	$3,853,272	$2,777,946	$11,054,031	$11,137,335	$1,617,830	$3,861,488

$10,414,722	$3,638,234	$2,773,098	$10,338,664	$10,335,541	$1,407,287	$3,722,971

$10,414,722	$3,638,234	$2,773,098	$10,338,664	$10,335,541	$1,407,287	$3,722,971

379,430	169,638	113,041	235,832	1,059,526	85,042	186,525

$27.45	$21.45	$24.53	$43.84	$9.75	$16.55	$19.96

$685,495	$113,731	$3,028	$631,328	$570,080	$78,853	$129,204

$685,495	$113,731	$3,028	$631,328	$570,080	$78,853	$129,204

26,410	5,608	131	15,229	59,092	5,010	6,845

$25.96	$20.28	$23.20	$41.46	$9.65	$15.74	$18.87

$11,100,217	$3,751,965	$2,776,126	$10,969,992	$10,905,621	$1,486,140	$3,852,175
206,792	101,307	1,820	84,039	231,714	131,690	9,313

$11,307,009	$3,853,272	$2,777,946	$11,054,031	$11,137,335	$1,617,830	$3,861,488

$11,708,766	$4,127,676	$2,513,005	$12,304,752	$12,177,267	$1,933,129	$3,593,145

Investment Options
Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Janus Henderson Enterprise Institutional Shares
1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$80,948	$92,076	$2,652	$76,507	$167,011	$37,739	$11,487

160,546	47,710	31,901	163,672	146,310	21,387	49,734

(79,598)	44,366	(29,249)	(87,165)	20,701	16,352	(38,247)

1,059,820	3,832	126,909	291,323	—	35,598	65,873
1,263,635	194,803	140,331	1,252,555	—	159,832	201,508

2,323,455	198,635	267,240	1,543,878	—	195,430	267,381
(3,113,142)	(634,197)	(5,550)	(3,486,262)	—	(514,152)	(283,761)

(789,687)	(435,562)	261,690	(1,942,384)	—	(318,722)	(16,380)

$(869,285)	$(391,196)	$232,441	$(2,029,549)	$20,701	$(302,370)	$(54,627)

B-11

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	108,863	21,495	19,573
Net asset value per share (NAV)	35.20	33.70	47.13

Total Assets (Shares x NAV)	$3,831,979	$724,368	$922,487

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,917	5,444	5,889

Net Assets	$3,826,062	$718,924	$916,598

Net Assets: Regular Contract
Contract value in accumulation period	$3,656,264	$644,698	$880,819

Total Net Assets	$3,656,264	$644,698	$880,819

Units Outstanding	139,553	40,997	77,424

Unit Value (accumulation)	$26.20	$15.73	$11.38

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$57,570	$69,797	$17,268

Total Net Assets	$57,570	$69,797	$17,268

Units Outstanding	2,324	4,694	1,605

Unit Value (accumulation)	$24.78	$14.87	$10.76

Net Assets: Total
Contract value in accumulation period	$3,713,834	$714,495	$898,087
Contract value in Payout (annuitization) period	112,228	4,429	18,511

Net Assets	$3,826,062	$718,924	$916,598

Cost of Shares in Underlying Fund	$3,986,648	$691,209	$787,941

STATEMENTS OF OPERATIONS

	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$50,126	$4,740	$12,047
Expenses:
Mortality expense risk charge	49,442	10,322	12,151

Net investment income/(expense)	684	(5,582)	(104)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	126,086	27,045	78,176
Reinvested realized gain distributions	538,546	42,953	—

Net realized gain/(loss) on investments	664,632	69,998	78,176
Net change in unrealized appreciation/(depreciation) of investments	(614,066)	(89,578)	(156,331)

Net realized and unrealized gain/(loss) from investments	50,566	(19,580)	(78,155)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$51,250	$(25,162)	$(78,259)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-12

Investment Options
MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

53,727	133,157	142,531	22,722	287,170
47.01	27.05	17.46	24.93	21.78

$2,525,685	$3,601,906	$2,488,596	$566,447	$6,254,568

5,626	6,609	6,075	6,100	6,208

$2,520,059	$3,595,297	$2,482,521	$560,347	$6,248,360

$2,504,687	$3,353,211	$2,385,066	$542,617	$5,911,091

$2,504,687	$3,353,211	$2,385,066	$542,617	$5,911,091

139,457	127,690	95,450	28,015	257,961

$17.96	$26.26	$24.99	$19.37	$22.91

$4,321	$178,339	$22,010	$17,713	$176,379

$4,321	$178,339	$22,010	$17,713	$176,379

254	7,057	931	967	8,140

$16.98	$25.27	$23.63	$18.32	$21.67

$2,509,008	$3,531,550	$2,407,076	$560,330	$6,087,470
11,051	63,747	75,445	17	160,890

$2,520,059	$3,595,297	$2,482,521	$560,347	$6,248,360

$2,434,751	$3,575,169	$2,669,354	$611,429	$6,324,469

Investment Options
MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class
1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$2,501	$26,167	$—	$4,495	$152,531

29,315	51,295	29,563	7,185	86,645

(26,814)	(25,128)	(29,563)	(2,690)	65,886

55,335	453,628	52,730	1,271	938,355
185,613	181,850	375,627	74,259	310,799

240,948	635,478	428,357	75,530	1,249,154
(229,209)	(830,622)	(529,424)	(104,076)	(1,805,095)

11,739	(195,144)	(101,067)	(28,546)	(555,941)

$(15,075)	$(220,272)	$(130,630)	$(31,236)	$(490,055)

B-13

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(321,885)	$54,891	$115,267
Net realized gain/(loss) from sale of investments	14,057,591	443,529	(103,622)
Reinvested realized gain distributions	—	18,990	—
Net change in unrealized appreciation/(depreciation) of investments	23,339,935	990,292	219,753

Net increase/(decrease) resulting from operations	37,075,641	1,507,702	231,398

2017 Contract Transactions
Contract purchase payments	481,453	9,763	9,514
Transfers between investment divisions, net	(5,480,661)	913,407	(173,505)
Transfers for annuity benefits, surrenders and partial withdrawals	(25,063,793)	(726,517)	(292,347)
Transfers on account of death	(1,102,613)	(4,246)	(240,945)
Contract fees	(152,674)	(2,970)	(904)
Transfers–other	(19,185)	(693)	1

Net increase/(decrease) from contract transactions	(31,337,473)	188,744	(698,186)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	5,738,168	1,696,446	(466,788)
Net Assets at December 31, 2016	231,967,698	7,197,862	2,973,243

Net Assets at December 31, 2017	$237,705,866	$8,894,308	$2,506,455

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,546,698)	$(89,180)	$(13,818)
Net realized gain/(loss) from sale of investments	15,332,145	621,530	(92,876)
Reinvested realized gain distributions	22,249,461	492,712	—
Net change in unrealized appreciation/(depreciation) of investments	(56,234,355)	(1,443,910)	97,359

Net increase/(decrease) resulting from operations	(21,199,447)	(418,848)	(9,335)

2018 Contract Transactions
Contract purchase payments	449,159	8,968	3,475
Transfers between investment divisions, net	(3,540,068)	80,051	(230,344)
Transfers for annuity benefits, surrenders and partial withdrawals	(20,937,703)	(1,274,191)	(359,329)
Transfers on account of death	(1,300,138)	(24,487)	(2,953)
Contract fees	(138,288)	(2,940)	(800)
Transfers–other	(14,877)	803	(1)

Net increase/(decrease) from contract transactions	(25,481,915)	(1,211,796)	(589,952)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(46,681,362)	(1,630,644)	(599,287)
Net Assets at December 31, 2017	237,705,866	8,894,308	2,506,455

Net Assets at December 31, 2018	$191,024,504	$7,263,664	$1,907,168

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-14

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$7,404	$(250,510)	$296,503	$(41,228)	$334,087	$(293,943)	$(381,911)
(12,724)	802,290	(2,604,287)	(197,295)	(57,798)	1,916,169	839,050
—	—	—	—	—	3,614,259	—
17,899	5,902,170	10,489,291	5,189,613	604,195	322,308	6,128,423

12,579	6,453,950	8,181,507	4,951,090	880,484	5,558,793	6,585,562

805	28,763	69,613	37,586	103,952	42,184	73,157
337,064	(537,443)	(719,349)	1,086,061	925,120	(2,205,831)	(1,090,183)
(167,346)	(4,918,723)	(5,187,955)	(1,463,016)	(4,276,144)	(4,266,253)	(3,770,644)
(56,736)	(22,228)	(92,613)	(64,586)	(259,293)	(125,618)	(169,698)
(1,159)	(6,588)	(20,132)	(7,898)	(16,951)	(13,211)	(23,548)
—	(80)	(1,797)	51	1,314	5	(4,254)

112,628	(5,456,299)	(5,952,233)	(411,802)	(3,522,002)	(6,568,724)	(4,985,170)

—	—	—	—	—	—	—

125,207	997,651	2,229,274	4,539,288	(2,641,518)	(1,009,931)	1,600,392
2,669,071	20,768,813	36,661,976	12,499,373	31,768,503	32,827,211	38,249,264

$2,794,278	$21,766,464	$38,891,250	$17,038,661	$29,126,985	$31,817,280	$39,849,656

$(16,918)	$(266,323)	$(118,391)	$(58,026)	$(153,225)	$(239,965)	$(364,527)
(20,447)	706,543	1,446,293	597,880	(238,757)	633,482	1,991,394
—	3,337,959	262,867	1,061,826	5,083	2,516,404	—
32,505	(5,511,754)	(5,703,349)	(4,423,104)	(90,134)	(6,191,165)	(1,819,630)

(4,860)	(1,733,575)	(4,112,580)	(2,821,424)	(477,033)	(3,281,244)	(192,763)

—	25,936	147,908	62,939	247,471	168,361	100,012
(102,594)	1,389,947	(495,409)	(1,746,178)	63,154	(1,012,428)	(527,529)
(506,063)	(3,355,187)	(3,938,492)	(1,570,915)	(3,127,526)	(4,017,831)	(3,848,503)
(3,747)	(29,181)	(170,627)	(111,530)	(248,497)	(263,193)	(233,249)
(1,095)	(6,514)	(17,838)	(7,485)	(14,496)	(11,860)	(21,860)
8	1,334	(3,458)	2,048	(1,653)	405	(7,079)

(613,491)	(1,973,665)	(4,477,916)	(3,371,121)	(3,081,547)	(5,136,546)	(4,538,208)

—	—	—	—	—	—	—

(618,351)	(3,707,240)	(8,590,496)	(6,192,545)	(3,558,580)	(8,417,790)	(4,730,971)
2,794,278	21,766,464	38,891,250	17,038,661	29,126,985	31,817,280	39,849,656

$2,175,927	$18,059,224	$30,300,754	$10,846,116	$25,568,405	$23,399,490	$35,118,685

B-15

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(878,541)	$(10,019)	$235
Net realized gain/(loss) from sale of investments	1,930,791	126,379	(246,702)
Reinvested realized gain distributions	11,555,172	48,216	—
Net change in unrealized appreciation/(depreciation) of investments	7,541,907	27,134	399,664

Net increase/(decrease) resulting from operations	20,149,329	191,710	153,197

2017 Contract Transactions
Contract purchase payments	561,088	663	6,642
Transfers between investment divisions, net	(1,924,788)	(195,855)	(49,719)
Transfers for annuity benefits, surrenders and partial withdrawals	(16,136,827)	(68,006)	(364,830)
Transfers on account of death	(587,803)	—	—
Contract fees	(79,123)	(261)	(988)
Transfers–other	207	(5)	66

Net increase/(decrease) from contract transactions	(18,167,246)	(263,464)	(408,829)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	1,982,083	(71,754)	(255,632)
Net Assets at December 31, 2016	136,866,257	597,827	1,890,772

Net Assets at December 31, 2017	$138,848,340	$526,073	$1,635,140

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(596,394)	$(6,723)	$8,105
Net realized gain/(loss) from sale of investments	3,594,828	3,110	(116,045)
Reinvested realized gain distributions	14,551,229	36,949	50,633
Net change in unrealized appreciation/(depreciation) of investments	(18,548,035)	(60,434)	(119,769)

Net increase/(decrease) resulting from operations	(998,372)	(27,098)	(177,076)

2018 Contract Transactions
Contract purchase payments	333,855	611	584
Transfers between investment divisions, net	(1,826,221)	60,460	(23,138)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,809,040)	(21,208)	(154,478)
Transfers on account of death	(733,258)	(2,956)	—
Contract fees	(71,790)	(264)	(792)
Transfers–other	(18,950)	—	—

Net increase/(decrease) from contract transactions	(17,125,404)	36,643	(177,824)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(18,123,776)	9,545	(354,900)
Net Assets at December 31, 2017	138,848,340	526,073	1,635,140

Net Assets at December 31, 2018	$120,724,564	$535,618	$1,280,240

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Value Class B

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(1,139)	$3,064	$1,089	$409	$(24,037)	$(11,084)	$(1,126)
(7,292)	(10,895)	(98,460)	46,581	(11,666)	61,740	41,128
21,269	—	92,618	103,328	111,799	—	—
35,535	14,543	286,549	35,068	430,785	265,454	27,758

48,373	6,712	281,796	185,386	506,881	316,110	67,760

1,300	585	3,488	141	42,813	—	721
(38,937)	(160,571)	(215,011)	19,230	161,807	400,942	64,359
(56,909)	(335,987)	(264,249)	(158,234)	(130,729)	(54,631)	(46,947)
(2,852)	(2,988)	(4,189)	(11,538)	(3,293)	(25,352)	—
(305)	(583)	(975)	(577)	(697)	(222)	(246)
(22)	(73)	86	(188)	(38)	—	—

(97,725)	(499,617)	(480,850)	(151,166)	69,863	320,737	17,887

—	—	—	—	—	—	—

(49,352)	(492,905)	(199,054)	34,220	576,744	636,847	85,647
470,101	1,228,267	2,419,713	1,179,359	1,669,286	668,822	633,378

$420,749	$735,362	$2,220,659	$1,213,579	$2,246,030	$1,305,669	$719,025

$(659)	$5,476	$13,022	$(4,683)	$(27,955)	$(9,705)	$(183)
(1,377)	(10,316)	314,432	23,290	58,635	154,483	33,290
26,906	—	189,346	134,935	279,198	—	—
(67,438)	(2,687)	(803,249)	(229,095)	(294,467)	(212,959)	(114,535)

(42,568)	(7,527)	(286,449)	(75,553)	15,411	(68,181)	(81,428)

1,300	—	2,413	142	25,843	975	—
—	15,950	(168,246)	(26,090)	233,088	(580,146)	(202,025)
(15,187)	(157,353)	(122,153)	(44,622)	(317,461)	(54,644)	(17,429)
—	—	—	(31,626)	(30,744)	—	—
(244)	(512)	(791)	(517)	(692)	(170)	(218)
—	—	538	(1)	(55)	—	1

(14,131)	(141,915)	(288,239)	(102,714)	(90,021)	(633,985)	(219,671)

—	—	—	—	—	—	—

(56,699)	(149,442)	(574,688)	(178,267)	(74,610)	(702,166)	(301,099)
420,749	735,362	2,220,659	1,213,579	2,246,030	1,305,669	719,025

$364,050	$585,920	$1,645,971	$1,035,312	$2,171,420	$603,503	$417,926

B-17

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Davis Financial	Davis Real Estate	Davis Value

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,835)	$1,059	$(26,201)
Net realized gain/(loss) from sale of investments	(41,330)	162,286	(115,029)
Reinvested realized gain distributions	226,964	146,701	460,436
Net change in unrealized appreciation/(depreciation) of investments	296,027	(4,460)	740,778

Net increase/(decrease) resulting from operations	468,826	305,586	1,059,984

2017 Contract Transactions
Contract purchase payments	1,423	17,142	20,101
Transfers between investment divisions, net	(193,625)	(187,026)	52,833
Transfers for annuity benefits, surrenders and partial withdrawals	(192,998)	(269,679)	(822,231)
Transfers on account of death	(1,623)	(38,782)	(8,967)
Contract fees	(668)	(1,951)	(2,985)
Transfers–other	—	66	(7)

Net increase/(decrease) from contract transactions	(387,491)	(480,230)	(761,256)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	81,335	(174,644)	298,728
Net Assets at December 31, 2016	2,632,964	4,637,766	5,452,008

Net Assets at December 31, 2017	$2,714,299	$4,463,122	$5,750,736

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(209)	$58,112	$(19,783)
Net realized gain/(loss) from sale of investments	144,874	200,026	(73,824)
Reinvested realized gain distributions	169,707	174,691	922,655
Net change in unrealized appreciation/(depreciation) of investments	(457,078)	(673,922)	(1,591,285)

Net increase/(decrease) resulting from operations	(142,706)	(241,093)	(762,237)

2018 Contract Transactions
Contract purchase payments	787	6,567	3,487
Transfers between investment divisions, net	(1,382,187)	(530,943)	(70,705)
Transfers for annuity benefits, surrenders and partial withdrawals	(53,863)	(274,389)	(429,415)
Transfers on account of death	(6,996)	(4,940)	(13,311)
Contract fees	(577)	(1,607)	(2,832)
Transfers–other	2	—	65

Net increase/(decrease) from contract transactions	(1,442,834)	(805,312)	(512,711)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(1,585,540)	(1,046,405)	(1,274,948)
Net Assets at December 31, 2017	2,714,299	4,463,122	5,750,736

Net Assets at December 31, 2018	$1,128,759	$3,416,717	$4,475,788

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Janus Henderson Enterprise Institutional Shares

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(51,161)	$14,522	$(19,155)	$(88,350)	$(101,678)	$9,021	$(23,955)
1,378,697	153,789	9,602	794,878	—	150,855	300,422
818,182	100,190	202,134	709,920	—	—	221,706
634,220	222,731	309,210	1,206,299	—	177,265	402,246

2,779,938	491,232	501,791	2,622,747	(101,678)	337,141	900,419

38,117	10,512	400	55,185	58,265	3,922	39,538
(611,223)	(879,559)	483,641	(554,365)	1,019,441	(165,448)	(546,620)
(3,279,388)	(416,189)	(135,937)	(2,776,582)	(2,917,233)	(347,639)	(259,611)
(142,292)	(5,267)	—	(14,072)	(636,267)	(69,155)	(41,031)
(6,905)	(1,857)	(551)	(6,910)	(10,565)	(1,124)	(1,458)
173	(62)	(368)	71	187,511	—	97

(4,001,518)	(1,292,422)	347,185	(3,296,673)	(2,298,848)	(579,444)	(809,085)

—	—	—	—	(32,399)	—	—

(1,221,580)	(801,190)	848,976	(673,926)	(2,432,925)	(242,303)	91,334
15,461,689	5,186,771	1,355,614	15,686,010	14,315,851	2,267,606	3,818,478

$14,240,109	$4,385,581	$2,204,590	$15,012,084	$11,882,926	$2,025,303	$3,909,812

$(79,598)	$44,366	$(29,249)	$(87,165)	$20,701	$16,352	$(38,247)
1,059,820	3,832	126,909	291,323	—	35,598	65,873
1,263,635	194,803	140,331	1,252,555	—	159,832	201,508
(3,113,142)	(634,197)	(5,550)	(3,486,262)	—	(514,152)	(283,761)

(869,285)	(391,196)	232,441	(2,029,549)	20,701	(302,370)	(54,627)

25,704	10,401	—	24,781	53,795	2,769	3,009
(177,267)	205,720	416,106	(159,214)	2,531,650	76,619	286,207
(1,742,398)	(336,211)	(74,810)	(1,746,746)	(3,555,270)	(180,244)	(257,353)
(164,975)	(20,443)	—	(41,511)	(168,788)	(4,024)	(24,036)
(6,153)	(1,666)	(643)	(6,154)	(9,472)	(933)	(1,479)
1,274	1,086	262	340	155,828	710	(45)

(2,063,815)	(141,113)	340,915	(1,928,504)	(992,257)	(105,103)	6,303

—	—	—	—	225,965	—	—

(2,933,100)	(532,309)	573,356	(3,958,053)	(745,591)	(407,473)	(48,324)
14,240,109	4,385,581	2,204,590	15,012,084	11,882,926	2,025,303	3,909,812

$11,307,009	$3,853,272	$2,777,946	$11,054,031	$11,137,335	$1,617,830	$3,861,488

B-19

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(48,682)	$(6,450)	$(4,619)
Net realized gain/(loss) from sale of investments	(140,861)	1,831	85,799
Reinvested realized gain distributions	223,566	6,917	—
Net change in unrealized appreciation/(depreciation) of investments	929,158	169,676	148,060

Net increase/(decrease) resulting from operations	963,181	171,974	229,240

2017 Contract Transactions
Contract purchase payments	39,954	150	5,908
Transfers between investment divisions, net	793,422	11,751	18,263
Transfers for annuity benefits, surrenders and partial withdrawals	(707,186)	(43,342)	(61,894)
Transfers on account of death	(45,932)	—	(1,758)
Contract fees	(1,647)	(459)	(727)
Transfers–other	(152)	(5)	(2)

Net increase/(decrease) from contract transactions	78,459	(31,905)	(40,210)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	1,041,640	140,069	189,030
Net Assets at December 31, 2016	3,185,617	668,782	907,474

Net Assets at December 31, 2017	$4,227,257	$808,851	$1,096,504

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$684	$(5,582)	$(104)
Net realized gain/(loss) from sale of investments	126,086	27,045	78,176
Reinvested realized gain distributions	538,546	42,953	—
Net change in unrealized appreciation/(depreciation) of investments	(614,066)	(89,578)	(156,331)

Net increase/(decrease) resulting from operations	51,250	(25,162)	(78,259)

2018 Contract Transactions
Contract purchase payments	4,037	600	1,950
Transfers between investment divisions, net	(152,184)	(21,211)	8,978
Transfers for annuity benefits, surrenders and partial withdrawals	(245,876)	(43,646)	(88,629)
Transfers on account of death	(56,903)	—	(23,202)
Contract fees	(1,514)	(462)	(672)
Transfers–other	(5)	(46)	(72)

Net increase/(decrease) from contract transactions	(452,445)	(64,765)	(101,647)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(401,195)	(89,927)	(179,906)
Net Assets at December 31, 2017	4,227,257	808,851	1,096,504

Net Assets at December 31, 2018	$3,826,062	$718,924	$916,598

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(19,411)	$(28,349)	$(23,334)	$83	$105,636
71,826	820,347	(63,092)	50,370	503,707
71,244	189,190	35,952	41,643	250,901
324,713	110,497	478,960	44,303	108,905

448,372	1,091,685	428,486	136,399	969,149

46,600	1,060	110	10,764	32,272
(35,706)	(412)	(144,630)	(25,972)	(435,055)
(218,120)	(2,363,262)	(89,253)	(181,058)	(1,072,205)
(45,149)	—	(8,012)	—	(4,159)
(444)	(1,605)	(786)	(192)	(4,290)
(87)	—	(15)	(22)	(584)

(252,906)	(2,364,219)	(242,586)	(196,480)	(1,484,021)

—	—	—	—	—

195,466	(1,272,534)	185,900	(60,081)	(514,872)
1,599,844	6,349,852	1,835,132	693,043	9,511,453

$1,795,310	$5,077,318	$2,021,032	$632,962	$8,996,581

$(26,814)	$(25,128)	$(29,563)	$(2,690)	$65,886
55,335	453,628	52,730	1,271	938,355
185,613	181,850	375,627	74,259	310,799
(229,209)	(830,622)	(529,424)	(104,076)	(1,805,095)

(15,075)	(220,272)	(130,630)	(31,236)	(490,055)

6,600	1,160	150	6,875	282,274
912,703	(362,090)	721,866	(11,219)	13,368
(136,402)	(883,922)	(116,900)	(36,873)	(2,294,543)
(42,570)	(15,552)	(11,413)	—	(254,977)
(509)	(1,368)	(793)	(162)	(4,096)
2	23	(791)	—	(192)

739,824	(1,261,749)	592,119	(41,379)	(2,258,166)

—	—	—	—	—

724,749	(1,482,021)	461,489	(72,615)	(2,748,221)
1,795,310	5,077,318	2,021,032	632,962	8,996,581

$2,520,059	$3,595,297	$2,482,521	$560,347	$6,248,360

B-21

THE GUARDIAN SEPARATE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS (December 31, 2018)

NOTE 1 — ORGANIZATION

The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989, and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the thirty-eight investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or Contract Anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The thirty-eight investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Managed Volatility Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Growth and Income Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund® Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-22

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2018, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2018, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2018, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $550,830,911.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2018, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-23

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2018 or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 20, 2019, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 2.75% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-24

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$22,474,889	$28,259,789
Victory S&P 500 Index VIP Series	842,758	1,651,307
Victory High Yield VIP Series	115,916	719,779
Victory INCORE Low Duration Bond VIP Series	185,785	815,954
Victory RS Small Cap Growth Equity VIP Series	5,539,514	4,442,221
Victory RS International VIP Series	767,689	5,103,364
Victory Sophus Emerging Markets VIP Series	1,975,226	4,342,934
Victory INCORE Investment Quality Bond VIP Series	823,391	4,053,895
Gabelli Capital Asset Fund	2,794,329	5,655,929
Value Line Centurion Fund	165,556	5,068,832
Value Line Strategic Asset Management Trust	15,650,273	18,822,993
Invesco V.I. American Franchise Fund Series I	97,727	30,135
Invesco V.I. Managed Volatility Fund Series I	98,416	217,511
Invesco V.I. Core Equity Fund Series I	31,636	17,105
Invesco V.I. Government Securities Fund Series II	94,586	230,015
Invesco V.I. Growth and Income Fund Series II	228,557	314,432
AB VPS Growth and Income Portfolio Class B	184,998	157,899
AB VPS Large Cap Growth Portfolio Class B	687,950	526,772
AB VPS Global Thematic Growth Portfolio Class B	17,704	661,689
AB VPS Value Portfolio Class B	6,512	224,353
Davis Financial Portfolio	908,279	2,181,009
Davis Real Estate Portfolio	410,432	982,803
Davis Value Portfolio	1,258,377	868,554
Fidelity VIP Contrafund Portfolio Service Class	2,189,409	3,069,641
Fidelity VIP Equity-Income Portfolio Service Class	735,112	637,346
Fidelity VIP Growth Opportunities Portfolio Service Class	1,096,473	644,575
Fidelity VIP Mid Cap Portfolio Service Class	1,519,269	2,282,712
Fidelity VIP Government Money Market Portfolio Service Class 2	3,541,655	4,513,901
Templeton Growth VIP Fund Class 2	321,722	250,254
Janus Henderson Enterprise Portfolio Institutional Shares	504,274	334,976
Janus Henderson Forty Portfolio Institutional Shares	1,274,181	1,187,952
Janus Henderson Research Portfolio Institutional Shares	163,618	190,691
Janus Henderson Global Research Portfolio Institutional Shares	75,944	177,546
MFS Growth Series Initial Class	1,107,175	208,237
MFS Investors Trust Series Initial Class	209,081	1,313,813
MFS New Discovery Series Initial Class	1,218,054	279,307
MFS Research Series Initial Class	85,122	52,748
MFS Total Return Series Initial Class	1,058,391	2,940,227

Total	$70,459,982	$103,433,199

B-25

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2017 and 2018, contract fees amounted to $375,136 and $340,258, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no contracts outstanding with this option.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Henderson Group PLC, Massachusetts Financial Services Company and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

B-26

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage

0	6%

1	6%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0%

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount being withdrawn.

For the years ended December 31, 2017 and 2018, contingent deferred sales charges were $86,569 and $44,333, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2018 and 2017, were as follows:

	2018			2017
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Victory RS Large Cap Alpha VIP Series	5,069	317,955	(312,886)	7,045	415,336	(408,291)
Victory S&P 500 Index VIP Series	3,936	59,704	(55,768)	49,180	37,465	11,715
Victory High Yield VIP Series	454	23,973	(23,519)	430	30,023	(29,593)
Victory INCORE Low Duration Bond VIP Series	—	50,119	(50,119)	53,440	44,124	9,316
Victory RS Small Cap Growth Equity VIP Series	24,145	61,523	(37,378)	669	127,210	(126,541)
Victory RS International VIP Series	3,485	114,449	(110,964)	1,792	164,530	(162,738)
Victory Sophus Emerging Markets VIP Series	1,294	74,666	(73,372)	25,410	37,845	(12,435)
Victory INCORE Investment Quality Bond VIP Series	12,850	103,092	(90,242)	44,795	141,058	(96,263)
Gabelli Capital Asset Fund	2,283	74,350	(72,067)	616	97,939	(97,323)
Value Line Centurion Fund	1,371	66,978	(65,607)	2,049	82,915	(80,866)
Value Line Strategic Asset Management Trust	3,827	198,624	(194,797)	7,181	223,937	(216,756)
Invesco V.I. American Franchise Fund Series I	4,203	1,633	2,570	50	16,132	(16,082)
Invesco V.I. Managed Volatility Fund Series I	31	9,573	(9,542)	358	23,131	(22,773)
Invesco V.I. Core Equity Fund Series I	88	1,041	(953)	93	7,169	(7,076)
Invesco V.I. Government Securities Fund Series II	1,532	14,606	(13,074)	400	48,073	(47,673)
Invesco V.I. Growth and Income Fund Series II	91	10,467	(10,376)	777	19,580	(18,803)
AB VPS Growth and Income Portfolio Class B	5	3,996	(3,991)	1,295	8,032	(6,737)
AB VPS Large Cap Growth Portfolio Class B	8,725	12,316	(3,591)	7,579	5,661	1,918
AB VPS Global Thematic Growth Portfolio Class B	57	34,281	(34,224)	28,895	5,861	23,034
AB VPS Value Portfolio Class B	—	10,866	(10,866)	3,072	2,416	656
Davis Financial Portfolio	166	57,181	(57,015)	62	17,511	(17,449)
Davis Real Estate Portfolio	171	20,858	(20,687)	463	14,292	(13,829)

B-27

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	2018			2017
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Davis Value Portfolio	151	23,122	(22,971)	3,904	40,810	(36,906)
Fidelity VIP Contrafund Portfolio Service Class	900	70,359	(69,459)	2,397	149,205	(146,808)
Fidelity VIP Equity-Income Portfolio Service Class	10,236	15,716	(5,480)	1,682	60,256	(58,574)
Fidelity VIP Growth Opportunities Portfolio Service Class	31,352	16,317	15,035	23,482	6,918	16,564
Fidelity VIP Mid Cap Portfolio Service Class	533	37,237	(36,704)	1,215	72,451	(71,236)
Fidelity VIP Government Money Market Portfolio Service Class 2	280,602	385,725	(105,123)	149,008	417,944	(268,936)
Templeton Growth VIP Fund Class 2	3,574	16,238	(12,664)	448	32,430	(31,982)
Janus Henderson Enterprise Portfolio Institutional Shares	13,741	13,080	661	2,230	46,897	(44,667)
Janus Henderson Forty Portfolio Institutional Shares	145	16,391	(16,246)	42,443	37,680	4,763
Janus Henderson Research Portfolio Institutional Shares	35	3,852	(3,817)	723	2,930	(2,207)
Janus Henderson Global Research Portfolio Institutional Shares	803	8,744	(7,941)	2,208	5,842	(3,634)
MFS Growth Series Initial Class	47,953	9,008	38,945	3,045	18,952	(15,907)
MFS Investors Trust Series Initial Class	40	45,353	(45,313)	311	95,031	(94,720)
MFS New Discovery Series Initial Class	25,318	4,511	20,807	3	10,462	(10,459)
MFS Research Series Initial Class	340	2,299	(1,959)	598	10,951	(10,353)
MFS Total Return Series Initial Class	17,645	111,270	(93,625)	1,952	65,239	(63,287)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represents amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2018	2,165,162	$82.27	$178,118,040	1.15%	0.04%	-10.05%
2017	2,423,987	91.45	221,680,130	1.15%	1.04%	17.30%
2016	2,788,391	77.96	217,392,418	1.15%	1.12%	7.77%
2015	3,072,671	72.34	222,285,760	1.15%	1.23%	-3.13%
2014	3,607,063	74.68	269,390,219	1.15%	1.23%	12.27%

Victory S&P 500 Index VIP Series
2018	349,718	$20.19	$7,059,306	1.15%	0.12%	-5.74%
2017	399,156	21.42	8,548,270	1.15%	1.86%	20.20%
2016	388,871	17.82	6,928,214	1.15%	2.00%	10.46%
2015	447,047	16.13	7,210,467	1.15%	1.66%	-0.13%
2014	541,459	16.15	8,745,020	1.15%	1.90%	12.12%

Victory High Yield VIP Series
2018	67,899	$23.01	$1,562,290	1.15%	0.52%	-0.86%
2017	91,526	23.21	2,124,252	1.15%	5.36%	8.68%
2016	121,018	21.36	2,584,420	1.15%	6.80%	14.11%
2015	122,662	18.72	2,295,642	1.15%	6.01%	-5.68%
2014	156,478	19.84	3,104,846	1.15%	5.66%	-1.98%

B-28

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory INCORE Low Duration Bond VIP Series
2018	162,371	$12.21	$1,982,063	1.15%	0.47%	-0.15%
2017	212,057	12.23	2,592,404	1.15%	1.44%	0.47%
2016	210,199	12.17	2,557,729	1.15%	1.27%	0.87%
2015	238,772	12.06	2,880,396	1.15%	1.16%	-0.69%
2014	316,608	12.15	3,845,850	1.15%	1.53%	-0.24%

Victory RS Small Cap Growth Equity VIP Series
2018	357,124	$47.45	$16,943,766	1.15%	0.00%	-9.31%
2017	393,471	52.31	20,584,135	1.15%	0.00%	36.60%
2016	516,309	38.30	19,772,749	1.15%	0.00%	0.27%
2015	607,609	38.19	23,207,075	1.15%	0.00%	-0.54%
2014	658,392	38.40	25,282,881	1.15%	0.00%	8.86%

Victory RS International VIP Series
2018	749,924	$37.79	$28,340,085	1.15%	0.83%	-11.69%
2017	853,104	42.79	36,507,296	1.15%	1.97%	24.24%
2016	1,004,762	34.44	34,608,135	1.15%	2.05%	0.43%
2015	1,117,526	34.30	38,328,711	1.15%	1.92%	-0.32%
2014	1,291,809	34.41	44,447,453	1.15%	1.94%	-6.39%

Victory Sophus Emerging Markets VIP Series
2018	262,307	$38.44	$10,082,882	1.15%	0.76%	-19.90%
2017	332,802	47.99	15,970,394	1.15%	0.93%	41.23%
2016	345,545	33.98	11,740,779	1.15%	0.84%	10.28%
2015	377,598	30.81	11,633,378	1.15%	0.41%	-13.74%
2014	446,005	35.72	15,930,264	1.15%	0.95%	-4.82%

Victory INCORE Investment Quality Bond VIP Series
2018	653,906	$35.92	$23,490,260	1.15%	0.61%	-1.56%
2017	736,718	36.49	26,883,673	1.15%	2.27%	2.95%
2016	830,811	35.44	29,447,871	1.15%	2.28%	2.34%
2015	927,547	34.63	32,125,153	1.15%	2.29%	-0.83%
2014	1,184,064	34.92	41,351,810	1.15%	2.76%	4.33%

RS Money Market VIP Series(4)
2018	—	$—	$—	—	—	—
2017	—	—	—	—	—	—
2016	—	—	—	—	—	—
2015	—	—	—	—	—	—
2014	1,219,504	15.58	19,004,401	1.15%	0.01%	-1.15%

Gabelli Capital Asset Fund
2018	342,378	$64.79	$22,182,894	1.15%	0.33%	-12.11%
2017	409,136	73.72	30,160,298	1.15%	0.26%	19.10%
2016	505,290	61.89	31,273,668	1.15%	0.59%	12.93%
2015	577,402	54.80	31,644,480	1.15%	0.43%	-9.85%
2014	693,097	60.80	42,137,695	1.15%	0.42%	-0.59%

Value Line Centurion Fund
2018	466,399	$70.84	$33,040,681	1.15%	0.23%	-0.92%
2017	527,114	71.50	37,690,376	1.15%	0.21%	18.34%
2016	601,437	60.42	36,341,517	1.15%	0.19%	5.63%
2015	661,031	57.20	37,813,486	1.15%	0.35%	-0.08%
2014	777,286	57.25	44,500,836	1.15%	0.22%	8.00%

B-29

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Value Line Strategic Asset Management Trust
2018	1,201,118	$93.39	$112,167,075	1.15%	0.72%	-1.05%
2017	1,373,027	94.37	129,576,507	1.15%	0.55%	15.54%
2016	1,573,224	81.68	128,499,770	1.15%	0.60%	4.30%
2015	1,762,958	78.32	138,067,018	1.15%	0.68%	-0.28%
2014	2,221,007	78.54	174,430,064	1.15%	0.48%	7.26%

Invesco V.I. American Franchise Fund Series I
2018	39,154	$13.41	$525,202	1.15%	0.00%	-4.73%
2017	36,584	14.08	515,102	1.15%	0.06%	25.88%
2016	52,665	11.19	589,081	1.15%	0.00%	1.09%
2015	38,154	11.07	422,178	1.15%	0.00%	3.80%
2014	56,500	10.66	602,297	1.15%	0.04%	7.19%

Invesco V.I. Managed Volatility Fund Series I
2018	72,751	$16.67	$1,212,424	1.15%	1.66%	-12.02%
2017	81,204	18.94	1,538,264	1.15%	1.21%	9.29%
2016	103,475	17.33	1,793,588	1.15%	1.85%	9.34%
2015	118,452	15.85	1,877,809	1.15%	1.29%	-3.28%
2014	166,249	16.39	2,724,843	1.15%	3.02%	19.18%

Invesco V.I. Core Equity Fund Series I
2018	23,194	$13.29	$308,258	1.15%	0.90%	-10.44%
2017	23,869	14.84	354,200	1.15%	0.98%	11.87%
2016	30,677	13.26	406,919	1.15%	0.75%	8.99%
2015	36,447	12.17	443,568	1.15%	1.12%	-6.85%
2014	38,135	13.07	498,263	1.15%	0.91%	6.90%

Invesco V.I. Government Securities Fund Series II
2018	52,115	$10.42	$542,960	1.15%	1.95%	-0.86%
2017	65,516	10.51	688,500	1.15%	1.49%	0.55%
2016	112,999	10.45	1,180,991	1.15%	1.72%	-0.16%
2015	115,983	10.47	1,214,150	1.15%	1.75%	-1.09%
2014	142,820	10.58	1,511,556	1.15%	2.74%	2.69%

Invesco V.I. Growth and Income Fund Series II
2018	66,910	$22.98	$1,537,279	1.15%	1.75%	-14.59%
2017	76,487	26.90	2,057,393	1.15%	1.25%	12.72%
2016	95,819	23.86	2,286,431	1.15%	0.89%	18.05%
2015	78,706	20.21	1,590,882	1.15%	2.51%	-4.42%
2014	108,739	21.15	2,299,699	1.15%	1.52%	8.70%

AB VPS Growth and Income Portfolio Class B
2018	35,990	$23.21	$835,356	1.15%	0.75%	-6.93%
2017	39,980	24.94	997,025	1.15%	1.26%	17.23%
2016	46,597	21.27	991,228	1.15%	0.79%	9.79%
2015	52,098	19.38	1,009,443	1.15%	1.18%	0.26%
2014	50,384	19.33	973,685	1.15%	1.11%	8.03%

AB VPS Large Cap Growth Portfolio Class B
2018	76,451	$27.66	$2,114,968	1.15%	0.00%	1.15%
2017	79,635	27.35	2,178,076	1.15%	0.00%	30.16%
2016	77,355	21.01	1,625,504	1.15%	0.00%	1.17%
2015	101,025	20.77	2,098,252	1.15%	0.00%	9.58%
2014	78,300	18.95	1,484,086	1.15%	0.00%	12.53%

B-30

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

AB VPS Global Thematic Growth Portfolio Class B
2018	9,494	$15.31	$145,320	1.15%	0.00%	-11.02%
2017	43,360	17.20	745,862	1.15%	0.31%	34.73%
2016	16,878	12.77	215,494	1.15%	0.00%	-2.02%
2015	26,175	13.03	341,067	1.15%	0.00%	1.47%
2014	15,407	12.84	197,850	1.15%	0.00%	3.60%

AB VPS Value Portfolio Class B
2018	24,073	$16.68	$401,514	1.15%	0.94%	-16.32%
2017	34,707	19.93	691,784	1.15%	1.02%	11.99%
2016	34,051	17.80	606,056	1.15%	1.35%	10.01%
2015	34,744	16.18	562,131	1.15%	1.62%	-8.24%
2014	52,434	17.63	924,501	1.15%	1.53%	9.50%

Davis Financial Portfolio
2018	48,950	$22.54	$1,103,377	1.15%	1.11%	-11.70%
2017	106,100	25.53	2,708,471	1.15%	0.71%	20.02%
2016	123,443	21.27	2,625,495	1.15%	2.03%	12.93%
2015	62,904	18.83	1,184,684	1.15%	0.86%	0.83%
2014	66,606	18.68	1,244,049	1.15%	1.35%	11.55%

Davis Real Estate Portfolio
2018	84,970	$37.32	$3,171,287	1.15%	2.68%	-5.91%
2017	104,614	39.67	4,149,726	1.15%	1.20%	7.00%
2016	118,309	37.07	4,385,850	1.15%	1.65%	8.43%
2015	125,320	34.19	4,284,435	1.15%	1.50%	0.48%
2014	194,738	34.02	6,625,849	1.15%	1.22%	26.08%

Davis Value Portfolio
2018	205,796	$19.71	$4,056,024	1.15%	0.81%	-14.60%
2017	226,078	23.08	5,217,311	1.15%	0.74%	21.22%
2016	263,696	19.04	5,020,267	1.15%	1.18%	10.59%
2015	327,297	17.21	5,634,317	1.15%	0.76%	0.43%
2014	387,806	17.14	6,647,567	1.15%	0.89%	4.84%

Fidelity VIP Contrafund Portfolio Service Class
2018	379,430	$27.45	$10,414,722	1.15%	0.59%	-7.56%
2017	446,187	29.69	13,249,006	1.15%	0.85%	20.36%
2016	592,114	24.67	14,607,701	1.15%	0.69%	6.67%
2015	707,215	23.13	16,356,677	1.15%	0.88%	-0.60%
2014	842,177	23.27	19,595,376	1.15%	0.84%	10.53%

Fidelity VIP Equity-Income Portfolio Service Class
2018	169,638	$21.45	$3,638,234	1.15%	2.23%	-9.45%
2017	173,214	23.69	4,102,791	1.15%	1.50%	11.51%
2016	231,318	21.24	4,913,658	1.15%	2.41%	16.54%
2015	214,928	18.23	3,917,422	1.15%	2.93%	-5.19%
2014	257,571	19.22	4,951,730	1.15%	2.47%	7.40%

Fidelity VIP Growth Opportunities Portfolio Service Class
2018	113,041	$24.53	$2,773,098	1.15%	0.10%	11.05%
2017	97,962	22.09	2,163,985	1.15%	0.20%	32.85%
2016	80,610	16.63	1,340,320	1.15%	0.22%	-0.91%
2015	105,348	16.78	1,767,721	1.15%	0.06%	4.27%
2014	120,895	16.09	1,945,545	1.15%	0.10%	10.81%

B-31

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Fidelity VIP Mid Cap Portfolio Service Class
2018	235,832	$43.84	$10,338,664	1.15%	0.54%	-15.62%
2017	270,214	51.95	14,038,965	1.15%	0.60%	19.32%
2016	337,806	43.54	14,709,524	1.15%	0.42%	10.82%
2015	372,645	39.29	14,642,267	1.15%	0.37%	-2.63%
2014	463,443	40.36	18,702,301	1.15%	0.15%	4.98%

Fidelity VIP Government Money Market Portfolio Service Class 2(4)(5)
2018	1,059,526	$9.75	$10,335,541	1.15%	1.38%	0.22%
2017	1,177,695	9.73	11,463,201	1.15%	0.41%	-0.74%
2016	1,453,270	9.81	14,251,494	1.15%	0.01%	-1.15%
2015	1,532,624	9.92	15,204,384	1.15%	0.01%	-0.80%

Templeton Growth VIP Fund Class 2
2018	85,042	$16.55	$1,407,287	1.15%	1.97%	-15.83%
2017	97,657	19.66	1,919,941	1.15%	1.64%	17.14%
2016	129,823	16.78	2,178,920	1.15%	1.99%	8.36%
2015	155,395	15.49	2,406,979	1.15%	2.67%	-7.56%
2014	199,135	16.76	3,336,815	1.15%	1.40%	-3.93%

Janus Henderson Enterprise Portfolio Institutional Shares
2018	186,525	$19.96	$3,722,971	1.15%	0.27%	-1.56%
2017	185,390	20.28	3,758,939	1.15%	0.61%	25.95%
2016	222,920	16.10	3,588,515	1.15%	0.83%	11.07%
2015	163,351	14.49	2,367,574	1.15%	0.88%	2.83%
2014	193,691	14.09	2,729,965	1.15%	0.16%	11.23%

Janus Henderson Forty Portfolio Institutional Shares
2018	139,553	$26.20	$3,656,264	1.15%	1.18%	0.81%
2017	154,307	25.99	4,010,310	1.15%	0.00%	28.82%
2016	149,334	20.18	3,012,843	1.15%	0.84%	1.02%
2015	208,415	19.97	4,162,492	1.15%	1.18%	10.93%
2014	165,284	18.00	2,975,825	1.15%	0.16%	7.48%

Janus Henderson Research Portfolio Institutional Shares
2018	40,997	$15.73	$644,698	1.15%	0.53%	-3.70%
2017	44,036	16.33	719,064	1.15%	0.39%	26.41%
2016	46,004	12.92	594,260	1.15%	0.52%	-0.66%
2015	83,361	13.00	1,083,953	1.15%	0.63%	4.13%
2014	51,933	12.49	648,485	1.15%	0.34%	11.69%

Janus Henderson Global Research Portfolio Institutional Shares
2018	77,424	$11.38	$880,819	1.15%	1.11%	-7.94%
2017	84,848	12.36	1,048,491	1.15%	0.79%	25.57%
2016	88,345	9.84	869,415	1.15%	1.08%	0.89%
2015	101,870	9.75	993,692	1.15%	0.66%	-3.41%
2014	102,935	10.10	1,039,528	1.15%	1.06%	6.21%

MFS Growth Series Initial Class
2018	139,457	$17.96	$2,504,687	1.15%	0.10%	1.49%
2017	100,511	17.70	1,778,725	1.15%	0.11%	29.89%
2016	116,172	13.62	1,582,743	1.15%	0.04%	1.26%
2015	126,884	13.45	1,707,137	1.15%	0.15%	6.32%
2014	115,375	12.65	1,459,990	1.15%	0.10%	7.69%

B-32

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

MFS Investors Trust Series Initial Class
2018	127,690	$26.26	$3,353,211	1.15%	0.59%	-6.57%
2017	172,829	28.11	4,857,980	1.15%	0.66%	21.93%
2016	267,459	23.05	6,165,889	1.15%	0.85%	7.34%
2015	291,751	21.48	6,266,246	1.15%	0.91%	-0.94%
2014	312,261	21.68	6,770,050	1.15%	0.93%	9.73%

MFS New Discovery Series Initial Class
2018	95,450	$24.99	$2,385,066	1.15%	0.00%	-2.61%
2017	73,141	25.66	1,876,582	1.15%	0.00%	25.20%
2016	83,598	20.49	1,713,155	1.15%	0.00%	7.79%
2015	103,091	19.01	1,959,870	1.15%	0.00%	-3.01%
2014	149,042	19.60	2,921,516	1.15%	0.00%	-8.32%

MFS Research Series Initial Class
2018	28,015	$19.37	$542,617	1.15%	0.70%	-5.47%
2017	29,974	20.49	614,147	1.15%	1.24%	21.95%
2016	40,327	16.80	677,565	1.15%	0.86%	7.48%
2015	35,422	15.63	553,726	1.15%	0.72%	-0.36%
2014	37,686	15.69	591,208	1.15%	0.83%	8.93%

MFS Total Return Series Initial Class
2018	257,961	$22.91	$5,911,091	1.15%	2.04%	-6.70%
2017	349,606	24.56	8,586,140	1.15%	2.31%	11.01%
2016	410,481	22.12	9,081,533	1.15%	2.87%	7.84%
2015	448,805	20.52	9,207,839	1.15%	2.50%	-1.52%
2014	537,238	20.83	11,191,893	1.15%	1.90%	7.25%

B-33

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2018	321,620	$22.28	$7,166,325	1.45%	0.04%	-10.32%
2017	375,681	24.84	9,333,774	1.45%	1.04%	16.95%
2016	419,568	21.24	8,913,315	1.45%	1.12%	7.45%
2015	504,970	19.77	9,984,246	1.45%	1.23%	-3.43%
2014	589,073	20.47	12,060,244	1.45%	1.23%	11.94%

Victory S&P 500 Index VIP Series
2018	9,480	$19.09	$180,951	1.45%	0.12%	-6.03%
2017	15,810	20.31	321,144	1.45%	1.86%	19.84%
2016	14,380	16.95	243,724	1.45%	2.00%	10.13%
2015	21,305	15.39	327,890	1.45%	1.66%	-0.43%
2014	16,700	15.46	258,133	1.45%	1.90%	11.78%

Victory High Yield VIP Series
2018	2,066	$21.76	$44,958	1.45%	0.52%	-1.16%
2017	1,958	22.01	43,096	1.45%	5.36%	8.35%
2016	2,059	20.32	41,836	1.45%	6.80%	13.77%
2015	2,498	17.86	44,613	1.45%	6.01%	-5.96%
2014	2,520	18.99	47,849	1.45%	5.66%	-2.27%

Victory INCORE Low Duration Bond VIP Series
2018	14,439	$11.68	$168,648	1.45%	0.47%	-0.45%
2017	14,872	11.73	174,489	1.45%	1.44%	0.17%
2016	7,414	11.71	86,843	1.45%	1.27%	0.56%
2015	8,561	11.65	99,711	1.45%	1.16%	-0.99%
2014	11,085	11.76	130,403	1.45%	1.53%	-0.54%

Victory RS Small Cap Growth Equity VIP Series
2018	19,244	$39.93	$768,433	1.45%	0.00%	-9.58%
2017	20,275	44.16	895,366	1.45%	0.00%	36.19%
2016	23,978	32.43	777,484	1.45%	0.00%	-0.03%
2015	26,130	32.44	847,552	1.45%	0.00%	-0.84%
2014	29,242	32.71	956,501	1.45%	0.00%	8.54%

Victory RS International VIP Series
2018	42,227	$21.14	$892,624	1.45%	0.83%	-11.96%
2017	50,011	24.01	1,200,722	1.45%	1.97%	23.87%
2016	61,091	19.38	1,184,137	1.45%	2.05%	0.12%
2015	71,897	19.36	1,391,847	1.45%	1.92%	-0.62%
2014	79,459	19.48	1,547,800	1.45%	1.94%	-6.67%

Victory Sophus Emerging Markets VIP Series
2018	8,973	$36.70	$329,296	1.45%	0.76%	-20.14%
2017	11,850	45.95	544,579	1.45%	0.93%	40.81%
2016	11,542	32.64	376,693	1.45%	0.84%	9.95%
2015	13,139	29.68	389,981	1.45%	0.41%	-14.00%
2014	13,823	34.51	477,089	1.45%	0.95%	-5.10%

Victory INCORE Investment Quality Bond VIP Series
2018	57,949	$19.83	$1,149,097	1.45%	0.61%	-1.85%
2017	65,379	20.20	1,320,905	1.45%	2.27%	2.64%
2016	67,549	19.68	1,329,604	1.45%	2.28%	2.03%
2015	78,703	19.29	1,518,305	1.45%	2.29%	-1.13%
2014	97,446	19.51	1,901,272	1.45%	2.76%	4.02%

B-34

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

RS Money Market VIP Series(4)
2018	—	$—	$—	—	—	—
2017	—	—	—	—	—	—
2016	—	—	—	—	—	—
2015	—	—	—	—	—	—
2014	59,846	11.20	670,188	1.45%	0.01%	-1.45%

Gabelli Capital Asset Fund
2018	22,991	$38.92	$894,726	1.45%	0.33%	-12.37%
2017	28,300	44.41	1,256,849	1.45%	0.26%	18.75%
2016	29,469	37.40	1,102,111	1.45%	0.59%	12.59%
2015	35,810	33.22	1,189,494	1.45%	0.43%	-10.13%
2014	39,180	36.96	1,448,048	1.45%	0.42%	-0.89%

Value Line Centurion Fund
2018	54,340	$20.14	$1,094,351	1.45%	0.23%	-1.22%
2017	59,232	20.39	1,207,612	1.45%	0.21%	17.98%
2016	65,775	17.28	1,136,653	1.45%	0.19%	5.31%
2015	81,641	16.41	1,339,659	1.45%	0.35%	-0.38%
2014	89,885	16.47	1,480,602	1.45%	0.22%	7.67%

Value Line Strategic Asset Management Trust
2018	145,487	$31.65	$4,605,024	1.45%	0.72%	-1.34%
2017	168,375	32.08	5,402,059	1.45%	0.55%	15.19%
2016	184,934	27.85	5,150,701	1.45%	0.60%	3.98%
2015	231,907	26.79	6,211,667	1.45%	0.68%	-0.58%
2014	257,456	26.94	6,936,249	1.45%	0.48%	6.94%

Invesco V.I. American Franchise Fund Series I
2018	803	$12.68	$10,185	1.45%	0.00%	-5.02%
2017	803	13.35	10,728	1.45%	0.06%	25.50%
2016	804	10.64	8,553	1.45%	0.00%	0.78%
2015	1,370	10.56	14,461	1.45%	0.00%	3.49%
2014	1,370	10.20	13,982	1.45%	0.04%	6.87%

Invesco V.I. Managed Volatility Fund Series I
2018	4,179	$15.76	$65,858	1.45%	1.66%	-12.29%
2017	5,268	17.97	94,650	1.45%	1.21%	8.96%
2016	5,770	16.49	95,147	1.45%	1.85%	9.01%
2015	6,605	15.13	99,916	1.45%	1.29%	-3.57%
2014	5,810	15.69	91,137	1.45%	3.02%	18.82%

Invesco V.I. Core Equity Fund Series I
2018	4,288	$12.57	$53,886	1.45%	0.90%	-10.71%
2017	4,566	14.07	64,268	1.45%	0.98%	11.54%
2016	4,834	12.62	61,000	1.45%	0.75%	8.66%
2015	4,992	11.61	57,967	1.45%	1.12%	-7.13%
2014	5,610	12.50	70,154	1.45%	0.91%	6.58%

Invesco V.I. Government Securities Fund Series II
2018	475	$10.18	$4,839	1.45%	1.95%	-1.16%
2017	148	10.30	1,529	1.45%	1.49%	0.25%
2016	338	10.27	3,467	1.45%	1.72%	-0.46%
2015	341	10.32	3,521	1.45%	1.75%	-1.39%
2014	345	10.47	3,610	1.45%	2.74%	2.38%

B-35

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Invesco V.I. Growth and Income Fund Series II
2018	2,009	$21.85	$43,894	1.45%	1.75%	-14.84%
2017	2,808	25.66	72,059	1.45%	1.25%	12.39%
2016	2,279	22.83	52,033	1.45%	0.89%	17.70%
2015	3,800	19.40	73,719	1.45%	2.51%	-4.71%
2014	3,164	20.36	64,412	1.45%	1.52%	8.37%

AB VPS Growth and Income Portfolio Class B
2018	3,731	$22.08	$82,376	1.45%	0.75%	-7.21%
2017	3,732	23.79	88,789	1.45%	1.26%	16.88%
2016	3,852	20.35	78,405	1.45%	0.79%	9.46%
2015	5,584	18.60	103,847	1.45%	1.18%	-0.04%
2014	7,512	18.60	139,743	1.45%	1.11%	7.71%

AB VPS Large Cap Growth Portfolio Class B
2018	1,327	$26.31	$34,925	1.45%	0.00%	0.84%
2017	1,734	26.09	45,234	1.45%	0.00%	29.77%
2016	2,096	20.11	42,139	1.45%	0.00%	0.87%
2015	3,050	19.93	60,794	1.45%	0.00%	9.25%
2014	3,204	18.25	58,457	1.45%	0.00%	12.19%

AB VPS Global Thematic Growth Portfolio Class B
2018	2,681	$14.56	$39,028	1.45%	0.00%	-11.29%
2017	3,039	16.41	49,871	1.45%	0.31%	34.33%
2016	6,487	12.22	79,241	1.45%	0.00%	-2.31%
2015	7,360	12.51	92,040	1.45%	0.00%	1.16%
2014	7,387	12.36	91,311	1.45%	0.00%	3.29%

AB VPS Value Portfolio Class B
2018	478	$15.86	$7,577	1.45%	0.94%	-16.57%
2017	710	19.02	13,497	1.45%	1.02%	11.65%
2016	710	17.03	12,091	1.45%	1.35%	9.68%
2015	1,049	15.53	16,286	1.45%	1.62%	-8.51%
2014	1,049	16.97	17,807	1.45%	1.53%	9.17%

Davis Financial Portfolio
2018	140	$21.31	$2,990	1.45%	1.11%	-11.96%
2017	5	24.21	127	1.45%	0.71%	19.66%
2016	111	20.23	2,248	1.45%	2.03%	12.59%
2015	507	17.97	9,113	1.45%	0.86%	0.53%
2014	508	17.88	9,074	1.45%	1.35%	11.22%

Davis Real Estate Portfolio
2018	3,822	$35.29	$134,877	1.45%	2.68%	-6.19%
2017	4,865	37.62	183,051	1.45%	1.20%	6.68%
2016	4,999	35.27	176,310	1.45%	1.65%	8.11%
2015	5,608	32.62	182,938	1.45%	1.50%	0.18%
2014	6,693	32.56	217,945	1.45%	1.22%	25.70%

Davis Value Portfolio
2018	20,608	$18.64	$384,078	1.45%	0.81%	-14.85%
2017	23,297	21.89	509,927	1.45%	0.74%	20.85%
2016	22,585	18.11	409,039	1.45%	1.18%	10.26%
2015	28,379	16.43	466,150	1.45%	0.76%	0.13%
2014	32,621	16.41	535,163	1.45%	0.89%	4.52%

B-36

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Fidelity VIP Contrafund Portfolio Service Class
2018	26,410	$25.96	$685,495	1.45%	0.59%	-7.84%
2017	29,112	28.16	819,887	1.45%	0.85%	20.00%
2016	29,993	23.47	703,922	1.45%	0.69%	6.35%
2015	33,335	22.07	735,653	1.45%	0.88%	-0.90%
2014	37,775	22.27	841,171	1.45%	0.84%	10.20%

Fidelity VIP Equity-Income Portfolio Service Class
2018	5,608	$20.28	$113,731	1.45%	2.23%	-9.73%
2017	7,512	22.47	168,750	1.45%	1.50%	11.17%
2016	7,982	20.21	161,291	1.45%	2.41%	16.19%
2015	8,407	17.39	146,206	1.45%	2.93%	-5.48%
2014	8,546	18.40	157,234	1.45%	2.47%	7.08%

Fidelity VIP Growth Opportunities Portfolio Service Class
2018	131	$23.20	$3,028	1.45%	0.10%	10.72%
2017	175	20.95	3,664	1.45%	0.20%	32.46%
2016	963	15.82	15,231	1.45%	0.22%	-1.21%
2015	2,497	16.01	39,986	1.45%	0.06%	3.96%
2014	3,401	15.40	52,381	1.45%	0.10%	10.48%

Fidelity VIP Mid Cap Portfolio Service Class
2018	15,229	$41.46	$631,328	1.45%	0.54%	-15.87%
2017	17,551	49.28	864,851	1.45%	0.60%	18.96%
2016	21,195	41.42	877,975	1.45%	0.42%	10.49%
2015	24,266	37.49	909,783	1.45%	0.37%	-2.92%
2014	26,598	38.62	1,027,270	1.45%	0.15%	4.66%

Fidelity VIP Government Money Market Portfolio Service Class 2(4)(5)
2018	59,092	$9.65	$570,080	1.45%	1.38%	-0.08%
2017	46,046	9.66	444,580	1.45%	0.41%	-1.04%
2016	39,407	9.76	384,480	1.45%	0.01%	-1.45%
2015	49,354	9.90	488,597	1.45%	0.01%	-1.00%

Templeton Growth VIP Fund Class 2
2018	5,010	$15.74	$78,853	1.45%	1.97%	-16.08%
2017	5,059	18.76	94,884	1.45%	1.64%	16.79%
2016	4,875	16.06	78,289	1.45%	1.99%	8.03%
2015	5,896	14.87	87,653	1.45%	2.67%	-7.84%
2014	7,140	16.13	115,178	1.45%	1.40%	-4.22%

Janus Henderson Enterprise Portfolio Institutional Shares
2018	6,845	$18.87	$129,204	1.45%	0.27%	-1.86%
2017	7,319	19.23	140,751	1.45%	0.61%	25.58%
2016	14,456	15.31	221,381	1.45%	0.83%	10.73%
2015	15,253	13.83	210,947	1.45%	0.88%	2.52%
2014	15,192	13.49	204,933	1.45%	0.16%	10.89%

Janus Henderson Forty Portfolio Institutional Shares
2018	2,324	$24.78	$57,570	1.45%	1.18%	0.51%
2017	3,816	24.65	94,070	1.45%	0.00%	28.43%
2016	4,026	19.19	77,273	1.45%	0.84%	0.71%
2015	4,179	19.06	79,647	1.45%	1.18%	10.60%
2014	3,295	17.23	56,770	1.45%	0.16%	7.16%

B-37

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Janus Henderson Research Portfolio Institutional Shares
2018	4,694	$14.87	$69,797	1.45%	0.53%	-3.99%
2017	5,472	15.49	84,754	1.45%	0.39%	26.03%
2016	5,711	12.29	70,183	1.45%	0.52%	-0.96%
2015	5,980	12.41	74,200	1.45%	0.63%	3.82%
2014	7,498	11.95	89,606	1.45%	0.34%	11.36%

Janus Henderson Global Research Portfolio Institutional Shares
2018	1,605	$10.76	$17,268	1.45%	1.11%	-8.21%
2017	2,122	11.72	24,874	1.45%	0.79%	25.19%
2016	2,259	9.36	21,146	1.45%	1.08%	0.58%
2015	2,416	9.31	22,491	1.45%	0.66%	-3.70%
2014	4,517	9.67	43,658	1.45%	1.06%	5.89%

MFS Growth Series Initial Class
2018	254	$16.98	$4,321	1.45%	0.10%	1.18%
2017	255	16.78	4,279	1.45%	0.11%	29.50%
2016	501	12.96	6,492	1.45%	0.04%	0.96%
2015	502	12.84	6,448	1.45%	0.15%	6.00%
2014	504	12.11	6,099	1.45%	0.10%	7.37%

MFS Investors Trust Series Initial Class
2018	7,057	$25.27	$178,339	1.45%	0.59%	-6.85%
2017	7,231	27.13	196,169	1.45%	0.66%	21.56%
2016	7,321	22.32	163,391	1.45%	0.85%	7.01%
2015	8,411	20.86	175,408	1.45%	0.91%	-1.23%
2014	8,501	21.12	179,496	1.45%	0.93%	9.40%

MFS New Discovery Series Initial Class
2018	931	$23.63	$22,010	1.45%	0.00%	-2.90%
2017	2,433	24.33	59,212	1.45%	0.00%	24.82%
2016	2,435	19.50	47,464	1.45%	0.00%	7.47%
2015	2,808	18.14	50,945	1.45%	0.00%	-3.30%
2014	2,811	18.76	52,729	1.45%	0.00%	-8.60%

MFS Research Series Initial Class
2018	967	$18.32	$17,713	1.45%	0.70%	-5.75%
2017	967	19.43	18,797	1.45%	1.24%	21.58%
2016	967	15.98	15,463	1.45%	0.86%	7.16%
2015	968	14.92	14,434	1.45%	0.72%	-0.65%
2014	968	15.01	14,532	1.45%	0.83%	8.61%

MFS Total Return Series Initial Class
2018	8,140	$21.67	$176,379	1.45%	2.04%	-6.98%
2017	10,120	23.29	235,733	1.45%	2.31%	10.67%
2016	12,532	21.05	263,760	1.45%	2.87%	7.51%
2015	14,778	19.58	289,308	1.45%	2.50%	-1.81%
2014	16,112	19.94	321,230	1.45%	1.90%	6.93%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

B-38

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and is no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)	Portfolio commenced operations May 1, 2015.

B-39

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account D indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options in The Guardian Separate Account D as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Managed Volatility Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(1)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS Value Portfolio Class B(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Fidelity VIP Contrafund Portfolio Service Class(1)

Fidelity VIP Equity-Income Portfolio Service Class(1)

Fidelity VIP Growth Opportunities Portfolio Service Class(1)

Fidelity VIP Mid Cap Portfolio Service Class(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

MFS Growth Series Initial Class(1)

MFS Investors Trust Series Initial Class(1)

MFS New Discovery Series Initial Class(1)

MFS Research Series Initial Class(1)

MFS Total Return Series Initial Class(1)

(1)	Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options in The Guardian Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options in The Guardian Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test

B-40

basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 20, 2019

We have served as the auditor of one or more of the Investment Options in The Guardian Separate Account D since 1992.

B-41

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2018 and 2017

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2018	2017
Admitted assets
Bonds	$3,226	$2,920
Common stocks	—	28
Mortgage loans	516	407
Policy loans	80	81
Other invested assets	108	77
Cash, cash equivalents and short-term investments	280	112
Receivable for securities	—	8

Total invested assets	4,210	3,633

Due and accrued investment income	35	32
Net deferred tax asset	15	41
Income tax receivable	14	2
Other assets	9	20
Separate accounts assets	9,027	13,632

Total admitted assets	$13,310	$17,360

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,941	$3,570
Asset valuation reserve	39	38
Due to parent and affiliates	6	8
Payable for securities	7	6
Other liabilities	17	36
Transfers from separate account due or accrued	(179)	(237)
Separate accounts liabilities	9,024	13,629

Total liabilities	12,855	17,050

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	582	532
Unassigned deficit	(129)	(224)

Total capital and surplus	455	310

Total liabilities, capital and surplus	$13,310	$17,360

See notes to statutory basis financial statements.

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2018	2017
Revenues
Premiums and annuity considerations
Direct	$710	$754
Ceded	1,444	(304)

Net premiums and annuity considerations	2,154	450
Reserve adjustments on reinsurance ceded	(1,871)	(12)
Net investment income	136	122
Service fees	318	339
Commissions and expense allowances on reinsurance ceded and other income	(26)	(392)

Total revenues	711	507

Benefits and expenses
Policyholder benefits	1,523	1,065
Net transfers (from) to separate accounts	(1,082)	(1,017)
General insurance expenses	69	84
Commissions and other expenses	73	261

Total benefits and expenses	583	393

Income from operations before federal income taxes and realized capital losses from investments	128	114
Federal income tax benefit	26	43

Income from operations, net of federal income taxes and before net realized capital losses	154	157
Net realized capital losses, net of tax and transfers to IMR	(6)	(131)

Net income	$148	$26

See notes to statutory basis financial statements.

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2018	2017

Beginning of year balance	$310	$260

Adjustments to surplus
Net income	148	26
Change in net unrealized capital gains (loss), net of tax	50	(7)
Change in non-admitted assets	4	45
Change in net deferred taxes	(21)	(45)
Change in asset valuation reserve	(1)	(9)
Additional paid-in capital and contributed surplus	50	50
Loss in surplus as a result of reinsurance, net of tax	(19)	(10)
Change in reserve valuation basis	(66)	—

Net adjustments to surplus	145	50

End of year balance	$455	$310

See notes to statutory basis financial statements.

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2018	2017
Cash flows from operating activities
Net premiums and annuity considerations	$734	$733
Investment income received	139	129
Service fees and other income received	302	(54)
Benefits and loss related payments	(1,596)	(1,511)
Net transfers from separate accounts	1,141	1,055
Commissions, expenses and taxes paid	(138)	(168)
Federal income taxes recovered	11	36
Other	(104)	(12)

Net cash provided by operating activities	489	208

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	401	373
Stocks	28	91
Derivatives, brokers and miscellaneous applications	133	38
Mortgage loans	9	14
Other invested assets	2	—

Proceeds from investments sold or matured	573	516

Cost of investments acquired:
Bonds	719	463
Mortgage loans	119	107
Other invested assets	27	30
Derivatives, brokers and miscellaneous applications	69	205

Cost of investments acquired	934	805

Net decrease in policy loans, net of repayments	(1)	(1)

Net cash used in investing activities	(360)	(288)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	50
Intercompany borrowed funds	—	(148)
Net deposits on deposit-type contracts and other insurance liabilities	(11)	164

Net cash provided by financing and miscellaneous activities	39	66

Net increase (decrease) in cash, cash equivalents and short-term investments	168	(14)
Cash, cash equivalents and short-term investments, beginning of year	112	126

Cash, cash equivalents and short-term investments, end of year	$280	$112

See notes to statutory basis financial statements.

B-46

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance. In addition, GIAC entered into a transition services agreement, where the Buyer reimburses GIAC for certain accounting, IT, and other administrative services provided to the Buyer. During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance (See Note 7).

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2018 and 2017. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $16 million and $21 million at December 31, 2018 and 2017, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist of investments in subsidiaries (PAS and HSF) of $37 million and $34 million and private equities of $48 million and $20 million as of December 31, 2018 and 2017, respectively. Other invested assets also include investments in surplus notes of $24 million and $23 million as of December 31, 2018 and 2017, respectively, which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2018 and 2017, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets included in “Other assets” as of December 31, 2018 and 2017, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	2.25% to 6.00%
Deferred Income Annuity, Fixed	3.00% to 4.50%

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Fixed Payout Annuity Reserves:

During 2018, the Company’s fixed payout annuity base statutory reserves were strengthened with an update to the mortality basis for policies issued prior to 2015 to the 2012 Individual Annuity Reserve Table (2012 IAR Table), including mortality improvement with Scale G2, which resulted in an increase of $66 million. Fixed payout annuities affected include single premium immediate annuities (“SPIA”), deferred income annuities (“DIA”) and life contingent annuitizations. The reserve strengthening was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Additionally, cash flow testing reserves decreased by $57 million during 2018 as a result of the reserves strengthening. This change was included in the “Reserves for policy benefits, deposit-type contracts and other contract liabilities” of the Statutory Basis Balance Sheets.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2018 and 2017, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2018 and 2017, the Company had $410 million and $562 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $28 million and $31 million as of December 31, 2018 and 2017, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis (See Note 1 related to changes in Group 401(k) business).

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $120 million and $177 million and fees receivables of $59 million and $60 million as of December 31, 2018 and 2017, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2018 and 2017.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were seventeen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2018. There were twenty securities that were sold, redeemed or disposed of with an aggregate amount of $2 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

rates and the economic environment. There were no securities that were sold, redeemed or disposed of with no investment income from prepayment penalties and acceleration fees as of December 31, 2018. There were two securities that were sold, redeemed or disposed of with no investment income from prepayment penalties and acceleration fees as of December 31, 2017.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2018 and 2017 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2018		Gains	(Losses)
		(In millions)
U.S. Government	$94	$—	$(1)	$93
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	6	1	—	7
Industrial and Miscellaneous	3,123	29	(98)	3,054
Hybrid	2	—	—	2

Total Bonds	$3,226	$30	$(99)	$3,157

Common stocks	$—	$—	$—	$—

Total Common Stock	$—	$—	$—	$—

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2017		Gains	(Losses)
		(In millions)
U.S. Government	$62	$—	$—	$62
States, Territories and Possessions	2	—	—	2
U.S. Special Revenue	22	2	—	24
Industrial and Miscellaneous	2,832	135	(12)	2,955
Hybrid	2	—	—	2

Total Bonds	$2,920	$137	$(12)	$3,045

Common stocks	$24	$4	$—	$28

Total Common Stock	$24	$4	$—	$28

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2018, approximately 2.91% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.81% of the portfolio at December 31, 2018.

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2018
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$199	$199
Due after one year through five years	925	915
Due after five years through ten years	504	494
Due after ten years	1,354	1,305
Sinking fund bonds, mortgage-backed securities and asset-backed securities	244	244

Total	$3,226	$3,157

The net change in unrealized capital gain (losses) included in surplus for the years ended December 31, 2018 and 2017 are summarized as follows:

	2018	2017
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Derivatives	$60	$(15)
Common stocks unaffiliated	(4)	3
Investments in subsidiaries	7	1
Tax effect on unrealized capital (losses) gains	(13)	4

Total change in net unrealized capital gains (losses), net of tax	$50	$(7)

Proceeds from sales, maturities and all other bond cash dispositions amounted to $401 million and $373 million in 2018 and 2017, respectively. Gross gains of $2 million and $1.4 million and gross losses of $5.5 million and $6.1 million were realized on sales of bonds in 2018 and 2017, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $28 million and $91 million in 2018 and 2017, respectively. In 2018, gross gains of $4 million and gross losses of less than a million were realized on sales of common stocks. In 2017, gross gains of $15 million and no gross losses were realized on sales of common stocks.

During 2018 and 2017, the Company had non-cash transactions related to the exchange or conversion of bonds that it held as investments in the amount of $110 million and $51 million.

During 2018 and 2017, the Company had no non-cash transactions related to the exchange or merger activity related to common stock that it held as investments.

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2018	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$43	$(1)	$45	$(1)
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	—	—	—	—
Industrial and Miscellaneous	1,583	(71)	561	(27)	2,144	(98)

Total Bonds	1,585	(71)	604	(28)	2,189	(99)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$1,585	$(71)	$604	$(28)	$2,189	$(99)

December 31, 2017	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$51	$—	$2	$—	$53	$—
States, Territories and Possessions	—	—	—	—	—	—
U.S. Special Revenue	—	—	—	—	—	—
Industrial and Miscellaneous	491	(4)	282	(8)	773	(12)

Total Bonds	542	(4)	284	(8)	826	(12)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$542	$(4)	$284	$(8)	$826	$(12)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were three hundred and eleven securities in an unrealized loss position for greater than 12 months with a book value of $632 million and a fair value of $604 million as of December 31, 2018. There were one hundred and thirty one securities in an unrealized loss position for greater than 12 months with a book value of $292 million and a fair value of $284 million as of December 31, 2017.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2018 and December 31, 2017, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2018 or 2017.

The Company’s $516 million and $407 million of investments in mortgage loans on real estate on December 31, 2018 and December 31, 2017, respectively, consisted of loans on commercial real estate properties. Of these amounts, $509 million and $400 million were mortgage loans in which the Company was a participant at December 31, 2018 and December 31, 2017, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2018 or December 31, 2017.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($139 million or 26.96% and $74 million or 14.29%) at December 31, 2018. The largest concentrations of commercial

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

real estate mortgage loans are for properties located in California and Texas ($128 million or 31.58% and $50 million or 12.26%) at December 31, 2017. The Company estimates the fair value of mortgage loans on real estate to be $511 million and $413 million at December 31, 2018 and December 31, 2017, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.56% and 4.34% originated during 2018. The maximum percentage of any single mortgage loan to the value of the security originated in 2018 was 58.47%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than thirty days at December 31, 2018 and 2017, respectively.

There were no restructured mortgage loans as of December 31, 2018 or December 31, 2017.

The following table set forth the credit quality indicators as of December 31, 2018 and December 31, 2017, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2018
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$94	$7	$14	$5	$—	$—	$120
50% - 59.99%	148	35	33	5	—	—	221
60% - 69.99%	122	14	22	9	—	—	167
70% - 79.99%	6	—	—	2	—	—	8
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$370	$56	$69	$21	$—	$—	$516

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2017
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$73	$—	$9	$—	$—	$—	$82
50% - 59.99%	111	27	19	2	—	—	159
60% - 69.99%	95	—	25	20	—	—	140
70% - 79.99%	16	8	—	2	—	—	26
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$295	$35	$53	$24	$—	$—	$407

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2018 and 2017:

December 31, 2018

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$25	$—	$25	n/a	n/a	n/a	$—	no	n/a
HSF	100%	12	—	12	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$37	$—	$37				$—

December 31, 2017

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$23	$—	$23	n/a	n/a	n/a	$—	no	n/a
HSF	100%	11	—	11	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$34	$—	$34				$—

There were no dividends received from PAS and HSF in 2018 or 2017.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2018	2017
	(In millions)
Bonds	$115	$107
Mortgage loans	17	14
Policy loans	5	7
Other	6	3

Total gross investment income	143	131
Less: investment expenses	(7)	(9)

Net investment income	$136	$122

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2018	2017
	(In millions)
Bonds	$(7)	$(4)
Investments in affiliated mutual funds	3	15
Derivatives and other	(5)	(141)

Total net realized capital losses	(9)	(130)
Transfer from (to) IMR	3	3
Capital gain federal income tax expense	—	4

Net realized capital losses, net of tax and transfers to IMR	$(6)	$(131)

As of December 31, 2018, there were $4 million decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio. The Company did not record any impairment in 2017.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2018 and 2017 were $76.7 million and $53 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with Guaranteed Minimum Benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2018
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$516	$—	$—	$34	$(63)	$—
Equity index futures	1,238	—	—	26	58	—

Total Derivatives	$1,754	$—	$—	$60	$(5)	$—

December 31, 2017
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$563	$—	$—	$4	$34	$—
Equity index futures	1,039	—	—	(19)	(175)	—

Total Derivatives	$1,602	$—	$—	$(15)	$(141)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $85 million and $60 million at December 31, 2018 and 2017, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2018 and 2017, respectively, and pledged as collateral for futures trading of $81 million and $57 million in 2018 and 2017, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.63% and 0.35% of the Company’s total admitted assets at December 31, 2018 and 2017, respectively. There were no non-admitted restricted assets in 2018 and 2017.

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2018 and 2017.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2018 and 2017, none of the Separate Account investments are considered to be Level 3.

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2018 and 2017:

December 31, 2018	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$7	$—	$7	$—	$7
Separate accounts assets	8,971	56	—	9,027	—	9,027

Total Assets at Fair Value	$8,971	$63	$—	$9,034		$9,034

December 31, 2017	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$28	$—	$28	$—	$28
Separate accounts assets	12,402	1,230	—	13,632	—	13,632

Total Assets at Fair Value	$12,402	$1,258	$—	$13,660	$—	$13,660

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2018 and 2017, there were no securities transferred into and out of Level 3. Transfers in and out of level 3 are determined by the observable/unobservable inputs used in pricing the securities.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2018 and 2017 were as follows:

2018
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2017
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp,

•	Guardian Abbey LLC,

•	STX Healthcare Management Services, Inc., and

•	Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Tax Cuts and Jobs Act (“the Act”) was enacted into law on December 22, 2017. Effective January 1, 2018, the Act reduces the corporate tax rate to 21%. The Act also included several provisions that impact life insurance companies, including the elimination of the net operating loss carryback and changing the calculation of life insurance tax reserves.

The Company included reasonable estimates for certain effects of the Act and recorded provisional amounts as of December 31, 2017. The Company recorded provisional amounts for tax reserves which resulted in an increase in both deferred tax assets and deferred tax liabilities of $28 million. There was no impact to unassigned surplus as a result of the Act.

As of December 31, 2018, the Company completed the evaluation of the impact to tax reserves and recorded additional $3 million to gross DTA and gross DTL. Changes to these amounts are recognized as a change in accounting estimate.

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$73	$1	$74
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	73	1	74
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	65	1	66
Deferred Tax Liabilities (DTLs)	50	1	51

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$—	$15

	December 31, 2017
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$125	$—	$125
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	125	—	125
Deferred Tax Assets Nonadmitted	16	—	16

Subtotal Net Admitted Deferred Tax Asset	109	—	109
Deferred Tax Liabilities	67	1	68

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$42	$(1)	$41

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(52)	$1	$(51)
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	(52)	1	(51)
Deferred Tax Assets Nonadmitted	(8)	—	(8)

Subtotal Net Admitted Deferred Tax Asset	(44)	1	(43)
Deferred Tax Liabilities	(17)	—	(17)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(27)	$1	$(26)

As a result of the new tax law and rate, gross DTAs and DTLs were reduced by $84 million and $46 million in 2017, respectively.

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2018 and 2017.

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	27	—	27
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	27	—	27
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	66
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	38	—	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$65	$1	$66

	December 31, 2017
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	41	—	41
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	67	—	67
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	41
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	68	—	68

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$109	$—	$109

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(14)	—	(14)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(40)	—	(40)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(30)	—	(30)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(44)	$1	$(43)

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description
(In millions)	2018	2017
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	706%	564%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$479	$308

Impact of Tax Planning Strategies

Description	December 31, 2018
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$73	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	1%
(3) Net Admitted Adjusted Gross DTAs	65	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	1%

	December 31, 2017
	Ordinary	Capital
(1) Adjusted Gross DTAs	$125	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	32%	0%
(3) Net Admitted Adjusted Gross DTAs	109	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	37%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$(52)	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	-32%	1%
(3) Net Admitted Adjusted Gross DTAs	(44)	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-37%	1%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes No X

All DTL were recognized as of December 31, 2018 and 2017.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2018	2017
	(In millions)
Federal income tax benefit on operations	$(17)	$(9)
Prior year underaccrual (overaccrual)	(8)	(22)
Contingent tax	—	(11)
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(26)	(43)
Current federal capital gains income tax expense	—	4

Total current federal income tax benefit	$(26)	$(39)

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 were as follows:

Description	2018	2017	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$62	$72	$(10)
GMWB Hedge	3	38	(35)
Policy acquisition costs	8	9	(1)
Ceding commission—Group 401(k)	—	6	(6)

Gross ordinary DTAs—(admitted and nonadmitted)	$73	$125	$(52)

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	8	16	(8)

Admitted ordinary DTAs	$65	$109	$(44)
Capital:
Impaired securities	$1	$—	$1

Gross capital DTAs—(admitted and nonadmitted)	$1	$—	$1

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	—	1

Total admitted DTAs	$66	$109	$(43)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	27	28	(1)
Section 481(a) adjustment	20	29	(9)
Ceding commission—Group 401(k)	—	6	(6)
Reserves 10 Year Spread	1	2	(1)
Other	1	1	—

Total Ordinary DTLs	$50	$67	$(17)

Capital:
Unrealized capital gains	1	1	—

Capital DTL	1	1	—

Total DTL	$51	$68	$(17)

Net admitted DTAs	$15	$41	$(26)

The change in net deferred Federal income taxes is comprised of the following:

	2018	2017	Change
Adjusted gross deferred tax assets	$74	$125	$(51)
Total deferred tax liabilities	51	68	(17)

Net deferred tax assets	$23	$57	(34)

Tax effect of unrealized capital gains			13

Change in net deferred federal income tax benefit			$(21)

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Changes in net deferred income tax, including changes attributable to changes in tax rates and changes in tax status, if any, shall be recognized as a separate component of gains and losses in unassigned funds (Surplus).

Contingent Tax Liabilities:

As of December 31, 2018, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2018 and 2017, the Company recognized approximately ($3) million and $(11) million in interest and penalties, respectively. The Company has approximately $0.02 million and $0.2 million accrued for payment of interest and penalties as of December 31, 2018 and 2017, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS has completed its examinations for tax years 2011. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 through 2017 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2018	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$27
Net realized capital losses @ 21%	(1)

Provision calculated at statutory rate	$26	21%
Ceding commission—Group 401(k)	(4)	-3%
Dividends received deduction	(7)	-6%
Reserve surplus adjustment	(14)	-11%
Return to provision	(4)	-3%
Other	(2)	-2%

Total	$(5)	-4%

Total current federal income tax benefit	$(26)	-21%
Change in net deferred federal income taxes benefit	21	17%

Total statutory income tax benefit	$(5)	-4%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2018, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2018	$—	$—	$—
2017	—	4	4
2016	—	1	1

Total	$—	$5	$5

As of December 31, 2018, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $510 million and $3,441 million at December 31, 2018 and 2017, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance, which included separate account liabilities of $2.5 billion and general account liabilities of $57 million. During 2018, deferred reinsurance gain of $19 million (net of tax) was amortized from surplus into earnings. Of the $19 million, $10 million was recognized as a result of the novation while $9 million was amortized as Group 401(k) contract earnings emerged. In 2017, deferred reinsurance gain of $10 million was amortized as Group 401(k) earnings emerged. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “(Loss) gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. The unamortized deferred reinsurance gain in surplus was $0.4 million and $20 million at December 31, 2018 and 2017, respectively.

In order to effectuate the novation, as described above, GIAC recaptured the 401k contracts from Ameritas and concurrently novated those same contracts to Ameritas and another Ameritas subsidiary. The effect of the recapture and novation is included in the table below.

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2018			2017
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(29)	$1,473	$1,444	$(29)	$(275)	$(304)
Reserve adjustments on reinsurance ceded	(46)	(1,825)	(1,871)	38	(50)	(12)
Commissions and expense allowances on reinsurance ceded and other income	22	(50)	(28)	(55)	(337)	(392)

Total Revenues	(53)	(402)	(455)	(46)	(662)	(708)

Policyholder and contract benefits	(43)	(457)	(500)	(39)	(672)	(711)
Increase in aggregate reserves	(11)	54	43	(10)	24	14

Total expenses	(54)	(403)	(457)	(49)	(648)	(697)

Net gain (loss) on operations from reinsurance ceded	$1	$1	$2	$3	$(14)	$(11)

In 2018 and 2017, there were Modco transactions of $1,420 million and $284 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $84 million and $105 million in 2018 and 2017, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $6 million and $8 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2018 and 2017, respectively.

Investments:

During 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”), of which $91 million was returned to the Company as of December 31, 2017 and the remainder was fully returned to the Company as of December 31, 2018. PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds.

The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2018, and 2017, approximately $1,921 million and $113 million or 21.28% or 0.83%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2018 and 2017, the Company received a total of $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2017, the Company made a $6 million capital contribution to PAS. There was no capital contribution made to PAS in 2018.

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the year ended December 31, 2018, such revenue amounted to $1.9 million, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) increasing it from $350 million to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2018 and 2017, there were no drawings on the line of credit . During 2017, the Company used approximately $91 million return of seed money from VIP Trust and the $50 million capital contribution to paydown the line of credit balances. Interest expense and commitment fees of $0.8 million and $3.2 million in 2018 and 2017, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $0 thousand and $21 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2018 and 2017, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2018 and 2017, the amount of drawings on the line of credit amounted to $24 million and $23 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $961 thousand and $672 thousand in 2018 and 2017, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2018 and 2017, the Company paid commissions to PAS which amounted to $18 million and $28 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2018, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2018 and 2017, the Company’s separate accounts statement included legally insulated assets of $9,027 million and $13,632 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2018 and 2017. Fees and expenses due or accrued to the Company’s general account were $179 million and $237 million as of December 31, 2018 and 2017, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $262 million and $269 million for the years ended December 31, 2018 and 2017, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2018 and 2017.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 were as follows:

December 31, 2018	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$365	$365

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$8,806	$8,806
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	8,845	8,845

Charges for investment management administration and contract guarantees	—	59	59
Accrued expense allowances	—	120	120

Separate accounts liabilities	$—	$9,024	$9,024

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2017	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$571	$571

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$13,348	$13,348
Market value/not subject to discretionary withdrawals	—	44	44

Total reserves for separate accounts	—	13,392	13,392

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	177	177

Separate accounts liabilities	$—	$13,629	$13,629

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2018	2017
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	365	571
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,723)	(1,875)

Net transfers from separate accounts	(1,358)	(1,304)

Reconciling Adjustments:
Mortality and expense guarantees—variable	151	161
Administrative fees—variable annuity	111	112
Cost of insurance	14	14

Total adjustments	276	287

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,082)	$(1,017)

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2018 and 2017 were as follows:

December 31, 2018	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$1	$—	$—	$1	0%
At book value less current surrender charge of 5% or more	9	—	—	9	0%
At fair value	—	8,233	109	8,342	70%

Total with adjustment or at market value	10	8,233	109	8,352	70%
At book value without adjustment (minimal or no charge or adjustment)	774	—	—	774	7%
Not subjected to discretionary withdrawal	2,718	39	—	2,757	23%

Total gross	3,502	8,272	109	11,883	100%

Reinsurance ceded	3	—	—	3

Total net	$3,499	$8,272	$109	$11,880

December 31, 2017	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:	$71	$—	$—	$71	0%
With market value adjustment
At book value less current surrender charge of 5% or more	13	—	—	13	0%
At fair value	—	9,855	2,956	12,811	80%

Total with adjustment or at market value	84	9,855	2,956	12,895	80%
At book value without adjustment (minimal or no charge or adjustment)	863	—	—	863	5%
Not subjected to discretionary withdrawal	2,302	43	—	2,345	15%

Total gross	3,249	9,898	2,956	16,103	100%

Reinsurance ceded	117	—	—	117

Total net	$3,132	$9,898	$2,956	$15,986

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $111 million and $87 million in 2018 and 2017, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2018, the maximum amount of dividends the Company could pay The Guardian in 2019 without prior approval from the state insurance regulatory authorities was $128 million.

The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2018	2017
	(In millions)
Statutory net income	$148	$26
Adjustments to reconcile to GAAP:
Net gain of subsidiaries	3	1
Change in deferred policy acquisition costs	6	(21)
Future policy benefits	100	(158)
Reinsurance	8	1
Federal income tax (expense) benefit	(62)	40
Unrealized gain on investments	—	(25)
Transfer to interest maintenance reserve	(3)	(3)
Amortization of interest maintenance reserve	1	—

Consolidated GAAP net income (loss)	$201	$(139)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2018	2017
	(In millions)
Statutory capital and surplus	$455	$310
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	581	591
Elimination of asset valuation reserve	39	38
Future policy benefits	(226)	(276)
Establishment of additional deferred federal income taxes	(9)	(12)
Unrealized (loss) gains on investments	(69)	130
Separate account accrued expense allowances	(120)	(177)
Other liabilities	(78)	(101)
Deferred gain in surplus as a result of reinsuance, net of tax	—	(30)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$574	$474

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 27, 2019, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2018.

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2018	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$1,425,772
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	113,777,528
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	16,895,799
Real estate	—
Contract loans	5,396,877
Cash, cash equivalents and short-term investments	4,099,069
Derivative instruments	—
Other invested assets	1,794,952
Aggregate write-ins for investment income	22,889

Total gross investment income	$143,412,886

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	516,259,654

Total mortgage loans	$516,259,654

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	107,374,899	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2018	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$531,302,974
Over 1 year through 5 years	1,107,472,473
Over 5 years through 10 years	497,087,081
Over 10 years through 20 years	216,797,150
Over 20 years	1,162,811,399

Total by Maturity	$3,515,471,077

Bonds by Class—Statement Value
Class 1	$2,110,678,925
Class 2	1,304,194,376
Class 3	85,000,527
Class 4	12,435,449
Class 5	3,161,800
Class 6	—

Total by Class	$3,515,471,077

Total Bonds Publicly Traded	1,859,464,086
Total Bonds Privately Placed	528,091,977
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	9,994,538	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(9,331,655)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	558,550
Credit Life	—
Group Life	18,300
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	19,528	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	707,054
Credit Life	—
Group Life	173,615

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2018	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	146,438,080
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	8,907,636,834

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	48,741,444

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	152,951,670
Dividend Accumulations—Account Balance	—

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,280,021,565.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Gilead Sciences Inc	Bonds	$25,611,315	0.6%
b.	Amgen Inc	Bonds	$25,080,263	0.6%
c.	Park Avenue Securities LLC	Other Invested Asset	$24,574,179	0.6%
d.	Comcast Corp.	Bonds	$23,766,481	0.6%
e.	Enterprise Products Oper	Bonds	$23,350,295	0.5%
f.	PNC Bank NA	Bonds	$23,195,370	0.5%
g.	United Healthcare	Bonds	$22,902,891	0.5%
h.	BAFC 2004-2	Bonds	$22,667,676	0.5%
i.	Union Pacific Corp	Bonds	$22,310,488	0.5%
j.	Target Corp	Bonds	$21,499,099	0.5%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$2,110,678,925	49.3%	P/RP-1	$—	0.0%
NAIC-2	$1,304,194,376	30.5%	P/RP-2	$—	0.0%
NAIC-3	$85,000,527	2.0%	P/RP-3	$—	0.0%
NAIC-4	$12,435,449	0.3%	P/RP-4	$—	0.0%
NAIC-5	$3,161,800	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$395,267,324	9.2%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$368,191,917	8.6%
Countries rated NAIC-2	$24,075,407	0.6%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$124,375,237	2.9%
Country: Netherlands	$63,056,646	1.5%
Countries rated NAIC-2:
Country: Mexico	$24,075,407	0.6%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$—	0.0%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca	2FE	$20,420,553	0.5%
2.	Shell International Fin	1FE	$20,362,290	0.5%
3.	Vodafone Grp	2FE	$20,060,239	0.5%
4.	Siemens Financieringsmat	1FE	$12,692,777	0.3%
5.	BP Capital Markets PLC	1FE	$12,447,348	0.3%
6.	Johnson Controls	2FE	$10,764,591	0.3%
7.	Rabobank Nederland NY	1FE	$10,469,491	0.2%
8.	Actavis Funding SCS	2FE	$10,030,715	0.2%
9.	Mitsubishi UFJ Fin Grp	1FE	$10,007,474	0.2%
10.	Deutsche Bank AG	2FE	$10,002,399	0.2%

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes  {X}    No   {   }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.      Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$24,200,000	0.6%
b.	Commercial	$24,175,000	0.6%
c.	Commercial	$20,996,780	0.5%
d.	Commercial	$18,500,000	0.4%
e.	Commercial	$15,192,296	0.4%
f.	Commercial	$15,000,000	0.4%
g.	Commercial	$15,000,000	0.4%
h.	Commercial	$15,000,000	0.4%
i.	Commercial	$14,219,009	0.3%
j.	Commercial	$14,000,000	0.3%

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$516,259,656	12.1%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$76,764,350	1.8%	$62,778,000	$58,805,200	$52,596,350
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2018

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$89,135,542	2.12%	$89,135,542	2.12%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	610,895	0.02%	610,895	0.02%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	5,715,571	0.14%	5,715,571	0.14%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	8,568	0.00%	8,568	0.00%
Issued or guaranteed by FNMA and FHLMC	53,364	0.00%	53,364	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	194,661,060	4.62%	194,661,060	4.62%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,488,911,256	59.11%	2,488,911,256	59.11%
Unaffiliated non-U.S. securities (including Canada)	446,823,655	10.61%	446,823,655	10.61%
Affiliated securities	—	0.00%	—	0.00%

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2018

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	516,259,658	12.26%	516,259,658	12.26%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	79,623,619	1.89%	79,623,619	1.89%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	48,568	0.00%	48,568	0.00%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	280,219,512	6.66%	280,219,512	6.66%
Other Invested Assets	108,317,812	2.57%	108,317,812	2.57%

Total Invested Assets	$4,210,389,080	100.00%	$4,210,389,080	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-85

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis of balance sheets as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-86

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 27, 2019

B-87

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements are included in Part B:

(1)	The Guardian Separate Account D:

Statement of Assets and Liabilities as of December 31, 2018

Statement of Operations for the Year Ended December 31, 2018

Statements of Changes in Net Assets for the Two Years Ended December 31, 2018 and 2017

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2018 and 2017

Statutory Basis Statements of Operations for the Years Ended December 31, 2018 and 2017

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2018 and 2017

Statutory Basis Statements of Cash Flow for the Years Ended December 31, 2018 and 2017

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account D (1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC (2)

(b) Form of GIAC Selling Agreement (2)

4	Specimen of Variable Annuity Contract (1)

5	Form of Application for Variable Annuity Contract (1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc. (1)

7	Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America, as amended (1)

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (1)

9	Opinion and Consent of Counsel (1)

10	Consent of PricewaterhouseCoopers LLP (4)

11	Not Applicable

12	Not Applicable

13	(a) Power of Attorney executed by Michael Slipowitz (3)

(b) Power of Attorney executed by Gordon Dinsmore (3)

(c) Power of Attorney executed by Michael N. Ferik (3)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 24, 1998.
(2)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 29, 2015.
(3)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 27, 2018.
(4)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 18, 2019.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

DIRECTORS:

Gordon Dinsmore
Michael Ferik
Michael Slipowitz

OFFICE/TITLE:	OFFICER:
President	Gordon Dinsmore
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Managing Director, Private Placements	Brian E. Keating
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Managing Director, Head of Real Estate Investments	Robert T. O'Rourke
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Tax Officer	Kim Sellers
Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director, Private Placements	Edward J. Brennan
Managing Director	Robert J. Crimmins, Jr.
Managing Director, Private Placements	Gwendolyn Foster
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Managing Director	John Gargana
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	John Kunkle
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director, Private Placements	Trinh Nguyen
Managing Director	David Padulo
Managing Director, Private Placements	Timothy Powell
Managing Director	Robert A. Reale
Managing Director, Private Placements	Barry J. Scheinholtz
Senior Director, Private Placements	Amy Carroll
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

OFFICE/TITLE:	OFFICER:
Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer	Jeff Butscher
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Client Engagement	Kimberly Delaney Geissel
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Business Development, Group	Michael Kryza
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Retirement Services	Travis Ovitt
Senior Director, Investment Operations	James Geocos
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director	Mordechai Shapiro
Senior Director	Demetrios Tsaparas
Senior Director, Private Equity Investments	Cheng Wang
Assistant Vice President, Individual Markets Financial Reporting	Shawn P. McGrath
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, Private Placements	Adam Gossett
Director, GIAC Compliance and Licensing	Tricia Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Effective as of April 18, 2019

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2017. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART [1]

As of 12/31/2018
(updated 02/26/19)

The Guardian Life Insurance Company of America (5)
(New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ↳ 06/15/2017
Guardian Distributors, LLC (Delaware LLC) (100% owned) ↳ 10/14/2011
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) ↳ 8/6/1999
Managed Dental Care (California Corp.) (100% owned) ↳ 4/25/1996
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ↳ 3/18/1996
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ↳ 6/8/1970
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) ↳ 12/19/2001
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ↳ 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ↳ 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ↳ 1/15/1997
Family Service Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Park Avenue Securities LLC (Delaware LLC) (100% owned) ↳ 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) ↳ 4/16/2014
GIS DSO Holdings, LLC (8) (Delaware LLC) (100% owned) ↳ 08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 6/4/2015
Victory High Yield Fund (6) (Delaware Statutory Trust) (44.30% owned) (2) ↳ 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (68.51% owned) (2) ↳ 11/23/2009
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Reed Acquisitions LLC (8) (Delaware LLC) (100% owned) ↳ 12/11/15
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 2/5/2015
GIS Canada Holdings Corp. (8) (Delaware Corporation) (100% owned) ↳ 12/11/15
DTC GLIC, LLC (New York LLC) (100% owned) ↳ 03/19/2018
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳ 11/23/16
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) ↳ 8/20//2015
Hanover Square Real Estate Management 2 LLC (8) (Delaware LLC) (100% owned) ↳ 02/02/2018
GIS Credit Opportunities LLC (8) (Delaware LLC) (100% owned) ↳ 10/01/2015

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2018 is 10% or greater.
(2) Calculated as of December 31, 2018.
(3) This entity is a successor to Guardian Investor Services Corporation ↳ 1970. See page 7 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.
(8) See page 7 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
8/6/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Service Corporation of Michigan
(Michigan Corp.)
(100% owned)
08/06/1999
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
08/06/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
08/09/2010
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
08/01/2014
Premier Group, Inc.
(California Corp.)
(100% owned)
08/01/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
08/01/2014
Premier Access Administrators
(California Corp.)
(100% owned)
08/01/2014
Blue Hills Dental Plan of Arizona, Inc.
(Arizona Corp)
(100% owned)
08/01/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
08/01/2014
Access Dental Plan
(California Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
08/01/2014
Avēsis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Avēsis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Avēsis of Washington, D.C., Inc.
(Washington, D.C. Corp.)
(100% owned)
01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3[1]

The Guardian Life Insurance Company of America
(New York Mutual Life Insurer)
04/10/1860
Guardian Shores, LLC (Delaware LLC) (100% owned) ↳ 07/12/2010
Shores, LLC (Delaware LLC) (50% owned) ↳06/02/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned ↳ 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) ↳ 07/12/2011
Hanover Acquisition LLC (Delaware LLC) (100% owned) ↳ 07/20/2004
Guardian Ledges, LLC (Delaware LLC) 100% owned ↳11/04/2008
Guardian Quincy, LLC (Delaware LLC) (100% owned) ↳12/02/2008
Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) ↳10/16/2012
Guardian Piazza D'Oro (Delaware LLC) 100% owned ↳ 09/12/2013
Airside Business Park LP (Pennsylvania LP) 25% GLIC owned ↳10/28/1998
Guardian Juanita Village, LLC (Delaware LLC) (100% owned) ↳10/16/2012
Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) ↳ 01/20/2012
Hanover Acquisition IV LLC (Delaware LLC) (100% owned) ↳ 05/22/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) ↳ 12/22/2009
Guardian Chelsea Place LLC (Delaware LLC) (100% owned) ↳ 07/27/2018
Chelsea Place Apartments LLC (Delaware LLC) (90% owned) ↳ 07/25/2018
360 S. Acacia Partnership (New York GP) (53% owned) ↳11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) ↳03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) ↳07/23/2011
B.A. Ventures, LLC (New York LLC) (50% owned) ↳07/02/1997
G-M Joint Venture (Tennessee GP) (90% owned) ↳09/27/1989
Guardian/Abbey, LLC (Delaware LLC) (72% owned) ↳07/23/2007
400 Columbus Avenue LLC (New York LLC) (100% owned) ↳03/01/1995
Hanover South Barrington LLC (Delaware LLC) (100% owned) ↳03/24/2017
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) ↳ 10/31/2014
Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) ↳05/14/2003
Guardian Exchange LLC (Delaware LLC) (100% owned) ↳05/05/2016
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned)
Berkshire Acquisition LLC (Delaware LLC) (100% owned) ↳ 09/20/2010
Berkshire Acquisition II, LLC (Delaware LLC) (100% owned)
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) ↳ 01/06/2015
Guardian Mercury, LLC (Delaware LLC) (100% owned) ↳05/12/2009
The Mercury Homes, LLC (Delaware LLC) (27% owned) ↳04/01/2009

(1) This chart shows subsidiaries holding primarily real estate assets

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 4

Hanover Square Real Estate Management LLC
(Delaware LLC)
(100% owned)
8/202015
901 Hawthorne/250 Spring Lake, LLC
(Delaware LLC)
(60% owned)
07/27/2006
Guardian Park Potomac LLC
(Delaware LLC)
(100% owned)
10/3/2013
Hanover Square TAP LLC (1)
(Delaware LLC)
(100% owned)
10/28/15
Hanover Square LCP LLC (2)
(Delaware LLC)
(100% owned)
10/28/15
Willowbrook Center Joint Venture (IL GP)
(90% GLIC owned)
02/21/1991
Guardian Parkside Commons LLC
(Delaware LLC)
(100% owned)
2/18/2004
GFP Residential Holdings, LLC
(Delaware LLC)
(50% indirectly owned by Guardian through Guardian Park Potomac LLC)
7/17/2013
Parkside Commons Apartments LLC
(Delaware LLC)
(90% indirectly owned by Guardian through Guardian Parkside Commons LLC)
4/12/2007

(1) See pages 5, 6, 9, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 8 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Deasil Holdings, LLC
(Delaware LLC)
(100% owned)
12/18/2014
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
5/8/2014
Deasil Manager LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
11/25/2014
Deasil Lender LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
12/19/2014
Deasil Land Partners LLC
(Delaware LLC)
15.35% indirectly owned by Guardian
(11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC)
11/25/2014
Mediterranean Operator LLC *
(Delaware LLC)
(39.61% indirectly owned by Guardian through Deasil Manager LLC)
11/24/2014
Bayridge Fee Owner LLC*
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Canyon Crest Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Canyon Ridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Colonnade Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Colony Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Forest Park Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Harborview Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Hidden Hills Fee Owner LLC*
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Mediterranean Fee Owner LP *
(Delaware LLP)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/26/2014
Mountain Summit Fee Owner LLC*
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Reche Ridge Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Towne Center Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Tuscan Village Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014
Waterstone Magnolia Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
11/20/2014

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 7

Guardian Investor Services LLC (Delaware LLC) (100% owned) ↳ 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ↳10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) ↳ 12/11/2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ↳ 12/11/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳11/23/2016
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 02/5/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) ↳ 08/20/2015
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳10/28/2016
Reed Group, Ltd. (Colorado Corp.) (100% owned) ↳ 12/31/2012
Reed Group Management LLC (Connecticut LLC) (100% owned) ↳ 12/31/2015
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) ↳ 12/16/2015
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ↳08/02/2016
Reed Group Claim Services LLC (New York LLC) (100% owned) ↳ 12/31/2015
Hanover Square Real Estate Management 2 LLC (Delaware LLC) (100% owned) ↳ 02/02/2018
Access Professional Dental Care, LLC (Delaware LLC) (100% owned) ↳ 7/17/2014
Park Avenue Institutional Advisers CLO Ltd 2018-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (86.75% owned) ↳01/24/2018
Park Avenue Institutional Advisers CLO Ltd 2019-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2019-2 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳11/07/2018
Hanover Square TAP 2 LLC (Delaware LLC) (100% owned) ↳ 02/02/2018
TruAmerica Properties III LLC (Delaware LLC) (90% owned) ↳ 01/08/2018

(1) See page 4 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 8

- **Hanover Square LCP LLC** (Delaware LLC) (100% owned) ↳ 10/28/2015
  - **Guardian LCP Commercial I LLC** (Delaware LLC) (100% owned) ↳ 04/11/2012
    - **LEI LCP-GL Commercial, LLC** (Delaware LLC) (75% owned) ↳ 04/12/2012
  - **Guardian CapCo, LLC** (Delaware LLC) (100% owned) ↳ 06/16/2010
    - **Lowe Capital Partners, LLC** (Delaware LLC) (80% owned) ↳ 06/28/2010
  - **Guardian LEIM, LLC** (Delaware LLC.) (100% owned) ↳ 06/16/2010
    - **Broadshore Capital Partners, LLC** (1) (Delaware LLC) (~85% owned) ↳ 08/19/2010
  - **Guardian LCP Hospitality I LLC** (Delaware LLC) (100% owned) ↳ 06/01/2011
    - **LEI LCP-GL, LLC** (Delaware LLC) (75% owned) ↳ 04/25/2011
  - **Guardian LCP Hospitality Finance LLC** (Delaware LLC) (100% owned) ↳ 03/29/2012
    - **LEI LCP-GL II, LLC** (Delaware LLC) (73% owned) ↳ 03/21/2011
  - **Guardian LCP2A, LLC** (Delaware LLC) (100% owned) ↳ 09/26/2014
    - **Lowe Capital Partners 2A, LLC** (Delaware LLC) (93.33% owned) ↳ 10/17/2014
      - **LCP2A-FA Silk Investor, LLC** (Delaware LLC) (93.33% owned) ↳ 12/30/2014
        - **FA-LEI Silk Venture, LLC** (Delaware LLC) (13.99% owned) ↳ 12/30/2014
          - **FA-LEI Silk Factory Associates, LLC** (Delaware LLC) (13.99% owned) ↳ 09/29/2014
  - **Guardian LEI Co-Investment, LLC** (Delaware LLC) (100% owned) ↳ 09/20/2016
    - **LEI Co-Investment, LLC** (Delaware LLC) (80% owned) ↳ 09/15/2016
  - **Guardian LCP2B, LLC** (Delaware LLC) (100% owned) ↳ 12/16/2014
    - **Lowe Capital Partners 2B, LLC** (Delaware LLC) (50% owned) ↳ 12/24/2014
  - **Guardian LEI Co-Investment 2, LLC** (Delaware LLC) (100% owned) ↳ 11/03/2017
    - **LEI Co-Investment 2 LLC** (Delaware LLC) (100% owned) ↳ 12/14/2017

(1) Entity formerly known as Lowe Enterprises Investment Management, LLC (Feb 2019 name changed); actual ownership percentage varies based on employee equity ownership but will not be less than 80%.

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
8/26/2015

The date GLICOA either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% GLIC owned)
04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian
(11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC)
07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgetop Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015

The date GLICOA either directly or indirectly acquired control.

Page 11

- **Hanover Square TAP LLC** (Delaware LLC) 10/28/2015
  - **U.S. REIF Paradise Valley Manager, LLC** (Delaware LLC) (72% owned) ⇘ 05/23/2014
    - **U.S. REIF Paradise Valley Venture, LLC** (Delaware LLC) (10.8% owned) ⇘ 05/23/2014
      - **U.S. REIF Paradise Valley California, LLC** (Delaware LLC) (10.8% owned) ⇘ 05/23/2014
  - **Sierra Ridge Manager LLC** (Delaware LLC) (78.63% owned) ⇘ 08/01/2014
    - **U.S. REIF Sierra Ridge Venture, LLC** (Delaware LLC) (11.79% owned) ⇘ 08/07/2014
      - **U.S. REIF Sierra Ridge CA LP** (Delaware limited partnership) (11.79% owned) ⇘ 08/18/2014
    - **Sierra Ridge Operator LLC** (Delaware LLC) (78.63% owned) ⇘ 08/01/2014
  - **U.S. REIF Westhaven Apartments Manager LLC** (Delaware LLC) (78.17% owned) ⇘ 01/28/2014
    - **U.S. REIF Westhaven Apartments Venture, LLC** (Delaware LLC) (11.72% owned) ⇘ 01/24/2014
      - **U.S. REIF Westhaven Apartments Washington, LLC** (Delaware LLC) (11.72% owned) ⇘ 01/24/2014
  - **Benson Road Manager LLC** (Delaware LLC) (77.09% owned) ⇘ 02/06/2014
    - **Benson Road Land Partners LLC** (Delaware LLC) (15.41% owned) ⇘ 02/06/2014
      - **Benson Road Fee Owner LLC** (Delaware LLC) (15.41% owned) ⇘ 02/06/2014
  - **Oasis Manager LLC** (Delaware LLC) (74% owned) ⇘ 07/15/2016
    - **Oasis Land Partners LLC** (Delaware LLC) (11.1% owned) ⇘ 07/15/2016
      - **Oasis Rainbow Fee Owner LLC** (Delaware LLC) (11.1% owned) ⇘ 07/15/2016
      - **Oasis Vegas Fee Owner LLC** (Delaware LLC) (11.1% owned) ⇘ 07/15/2016
      - **Oasis Jones Fee Owner LLC** (Delaware LLC) (11.1% owned) ⇘ 07/15/2016
  - **AXIS Manager LLC** (Delaware LLC) (75.69% owned) ⇘ 03/01/2016
    - **AXIS Land Partners LLC** (Delaware LLC) (11.35% owned) ⇘ 03/01/2016
      - **AXIS Fee Owner LLC** (Delaware LLC) (11.35% owned) ⇘ 03/01/2016
  - **Mariner Manager LLC** (Delaware LLC) (80% owned) ⇘ 04/04/2016
    - **Mariner Land Partners LLC** (Delaware LLC) (12% owned) ⇘ 04/04/2016
      - **Mariner Bayshore Fee Owner LLC** (Delaware LLC) (12% owned) ⇘ 04/04/2016
      - **Mariner Sherwood Fee Owner LLC** (Delaware LLC) (12% owned) ⇘ 04/04/2016
      - **Mariner Southfield Fee Owner LLC** (Delaware LLC) (12% owned) ⇘ 04/04/2016

⇘ The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2019
Individual (Non-Qualified)	3,530
Individual (Qualified)	6,427

Total	9,957

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts. In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of PAS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of April 16, 2019.

BOARD OF MANAGERS

Andrew McMahon
Michael N. Ferik
John Palazzetti

OFFICER TITLE	OFFICER
President	John Palazzetti
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Vice President, Head of Products	Douglas Dubitsky
Second Vice President & Chief Compliance Officer	Joshua Hergan
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Shawn P. Mcgrath
Second Vice President, Head of Business Management	Jerry Cassero
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Second Vice President, Head of Business Development	Frank Galdieri
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Director, Business Technology Services	Raj Jwaleshan
Corporate Secretary	Sonya L. Crosswell
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	Brian Hagan

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated there under are maintained by GIAC, the depositor, at its Customer Service Office, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account D, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2019.

The Guardian Separate Account D
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ GORDON DINSMORE Gordon Dinsmore* (Principal Executive Officer)	President and Director

/s/ ROBERTO C. ECKER Roberto C. Ecker (Principal Financial Officer)	Senior Vice President & Chief Financial Officer

/s/ MICHAEL N. FERIK	Director
Michael N. Ferik*

/s/ MICHAEL SLIPOWITZ Michael Slipowitz*	Director & Senior Vice President & Corporate Chief Actuary

*By	/s/ RICHARD T. POTTER, JR. Richard T. Potter, Jr., as agent pursuant to power of attorney	Date: April 26, 2019

Exhibit Index

Number	Description
10	Consent of PricewaterhouseCoopers LLP